UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2024

Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund, and Vest Bitcoin Strategy Managed Volatility Fund (collectively, the “Vest Funds”)

ITEM 1.(a).  Reports to Stockholders.

SEMI-ANNUAL
REPORT

For the six months ended April 30, 2024 (unaudited)

The Vest Family of Funds

Vest US Large Cap 10% Buffer Strategies Fund

Vest US Large Cap 20% Buffer Strategies Fund

Vest S&P 500® Dividend Aristocrats Target Income Fund

Vest Bitcoin Strategy Managed Volatility Fund

The Vest US Large Cap 10% Buffer Strategies Fund, The Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund, and the Vest Bitcoin Strategy Managed Volatility Fund (the “Funds”) prospectuses contain important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectuses containing this and other important information, please call 855-505-8378. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and VestSM Financial, LLC (the “Adviser”) is the investment adviser.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds’ may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2024 and are subject to change at any time. For most recent information, please call 855-505-8378.

The Adviser waived or reimbursed part of the Funds’ total expenses. Had the Adviser not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.

The Vest Family of Funds
Important Disclosure Statement

SEMI-ANNUAL REPORT

Vest US Large Cap 10% Buffer Strategies Fund
Portfolio Composition as of April 30, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	1.33%
Options Purchased:
Call Options	99.17%
Put Options	1.82%
Total Investments	102.32%
Options Written:
Call Options	(1.54%	)
Put Options	(0.81%	)
	(2.35%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Vest US Large Cap 10% Buffer Strategies Fund
Schedule of InvestmentsApril 30, 2024 (unaudited)

		Shares	Value
1.33%	MONEY MARKET FUND
Federated Treasury Obligations Fund - Institutional Class 5.17%(A)
	(Cost: $5,682,549)	5,682,549	$5,682,549

100.99%	OPTIONS PURCHASED(B)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
99.17%	CALL OPTIONS
	SPDR S&P 500 ETF	528	$26,504,544	$0.01	06/18/2025	$26,311,301
	SPDR S&P 500 ETF	672	33,733,056	0.01	06/24/2024	33,654,778
	SPDR S&P 500 ETF	773	38,803,054	0.01	07/15/2026	38,255,331
	SPDR S&P 500 ETF	1,049	52,657,702	0.01	08/19/2024	52,535,508
	SPDR S&P 500 ETF	775	38,903,450	0.01	11/19/2025	38,461,049
	SPDR S&P 500 ETF	2,380	119,471,240	0.01	12/18/2024	118,978,374
	SPDR S&P 500 ETF	1,034	51,904,732	0.01	03/20/2025	51,616,048
	SPDR S&P 500 ETF	507	25,450,386	0.01	11/20/2024	25,345,391
	SPDR S&P 500 ETF	800	40,158,400	0.01	04/21/2027	39,455,505
	TOTAL CALL OPTIONS PURCHASED					424,613,285
	(Cost: $352,893,250)

1.82%	PUT OPTIONS
	SPDR S&P 500 ETF	710	35,640,580	434.94	06/18/2024	44,631
	SPDR S&P 500 ETF	710	35,640,580	455.20	07/17/2024	166,824
	SPDR S&P 500 ETF	710	35,640,580	439.64	08/21/2024	184,171
	SPDR S&P 500 ETF	710	35,640,580	472.29	01/15/2025	831,520
	SPDR S&P 500 ETF	710	35,640,580	415.23	05/15/2024	5,766
	SPDR S&P 500 ETF	710	35,640,580	500.55	04/16/2025	1,628,001
	SPDR S&P 500 ETF	710	35,640,580	430.21	10/16/2024	250,086
	SPDR S&P 500 ETF	710	35,640,580	438.64	09/18/2024	236,052
	SPDR S&P 500 ETF	710	35,640,580	468.26	12/18/2024	704,192
	SPDR S&P 500 ETF	710	35,640,580	520.48	03/19/2025	1,959,748
	SPDR S&P 500 ETF	710	35,640,580	449.68	11/20/2024	446,844
	SPDR S&P 500 ETF	710	35,640,580	497.21	02/19/2025	1,333,167
	TOTAL PUT OPTIONS PURCHASED					7,791,002
	(Cost: $18,639,587)

100.99%	TOTAL OPTIONS PURCHASED					432,404,287
	(Cost: $371,532,837)

102.32%	TOTAL INVESTMENTS
	(Cost: $377,215,386)					438,086,836
(2.32%)	Liabilities in excess of other assets					(9,910,006)
100.00%	NET ASSETS					$428,176,830

(A)Effective 7 day yield as of April 30, 2024

(B)All or a portion of the options purchased are held as collateral for the options written.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Options WrittenApril 30, 2024 (unaudited)

(2.35%)	OPTIONS WRITTEN

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(1.54%)	CALL OPTIONS
	SPDR S&P 500 ETF	710	$(35,640,580)	$493.01	05/15/2024	$(883,625)
	SPDR S&P 500 ETF	710	(35,640,580)	526.51	08/21/2024	(520,748)
	SPDR S&P 500 ETF	710	(35,640,580)	552.25	01/15/2025	(708,589)
	SPDR S&P 500 ETF	710	(35,640,580)	596.23	04/16/2025	(282,170)
	SPDR S&P 500 ETF	710	(35,640,580)	513.45	10/16/2024	(1,229,436)
	SPDR S&P 500 ETF	710	(35,640,580)	525.20	09/18/2024	(737,227)
	SPDR S&P 500 ETF	710	(35,640,580)	553.24	12/18/2024	(584,424)
	SPDR S&P 500 ETF	710	(35,640,580)	588.67	02/19/2025	(273,874)
	SPDR S&P 500 ETF	710	(35,640,580)	611.20	03/19/2025	(161,473)
	SPDR S&P 500 ETF	710	(35,640,580)	539.14	11/20/2024	(735,961)
	SPDR S&P 500 ETF	710	(35,640,580)	516.61	06/18/2024	(360,335)
	SPDR S&P 500 ETF	710	(35,640,580)	541.41	07/17/2024	(98,318)
	TOTAL CALL OPTIONS WRITTEN					(6,576,180)
	(Premium received: $3,756,120)

(0.81%)	PUT OPTIONS
	SPDR S&P 500 ETF	710	(35,640,580)	391.45	06/18/2024	(19,550)
	SPDR S&P 500 ETF	710	(35,640,580)	395.68	08/21/2024	(74,253)
	SPDR S&P 500 ETF	710	(35,640,580)	425.06	01/15/2025	(388,034)
	SPDR S&P 500 ETF	710	(35,640,580)	373.71	05/15/2024	(1,861)
	SPDR S&P 500 ETF	710	(35,640,580)	450.49	04/16/2025	(660,705)
	SPDR S&P 500 ETF	710	(35,640,580)	387.19	10/16/2024	(119,899)
	SPDR S&P 500 ETF	710	(35,640,580)	394.78	09/18/2024	(104,336)
	SPDR S&P 500 ETF	710	(35,640,580)	421.43	12/18/2024	(327,010)
	SPDR S&P 500 ETF	710	(35,640,580)	447.49	02/19/2025	(617,529)
	SPDR S&P 500 ETF	710	(35,640,580)	468.43	03/19/2025	(906,424)
	SPDR S&P 500 ETF	710	(35,640,580)	404.71	11/20/2024	(210,661)
	SPDR S&P 500 ETF	710	(35,640,580)	409.68	07/17/2024	(53,065)
	TOTAL PUT OPTIONS WRITTEN					(3,483,327)
	(Premium received: $9,627,533)

(2.35%)	TOTAL OPTIONS WRITTEN					$(10,059,507)
	(Premium received: $13,383,653)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Options Written - continuedApril 30, 2024 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Options Purchased	$432,404,287	$—	$432,404,287	$(10,059,507)	$—	$422,344,780

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Options Written	$(10,059,507)	$—	$(10,059,507)	$10,059,507	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

SEMI-ANNUAL REPORT

Vest US Large Cap 20% Buffer Strategies Fund
Portfolio Composition as of April 30, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	3.50%
Options Purchased:
Call Options	99.05%
Put Options	1.82%
Total Investments	104.37%
Options Written:
Call Options	(4.08%	)
Put Options	(0.42%	)
	(4.50%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Vest US Large Cap 20% Buffer Strategies Fund
Schedule of InvestmentsApril 30, 2024 (unaudited)

		Shares	Value
3.50%	MONEY MARKET FUND
Federated Treasury Obligations Fund - Institutional Class 5.17%(A)
	(Cost: $3,325,745)	3,325,745	$3,325,745

100.87%	OPTIONS PURCHASED(B)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
99.05%	CALL OPTIONS
	SPDR S&P 500 ETF	589	$29,566,622	$0.02	02/19/2025	$29,401,612
	SPDR S&P 500 ETF	814	40,861,172	0.02	04/21/2027	40,145,271
	SPDR S&P 500 ETF	337	16,916,726	0.02	05/15/2024	16,916,649
	SPDR S&P 500 ETF	156	7,830,888	0.02	02/18/2026	7,737,120
	TOTAL CALL OPTIONS PURCHASED					94,200,652
	(Cost: $82,510,762)

1.82%	PUT OPTIONS
	SPDR S&P 500 ETF	158	7,931,284	497.20	02/19/2025	296,630
	SPDR S&P 500 ETF	158	7,931,284	520.47	03/19/2025	436,047
	SPDR S&P 500 ETF	158	7,931,284	500.54	04/16/2025	362,347
	SPDR S&P 500 ETF	158	7,931,284	415.22	05/15/2024	1,283
	SPDR S&P 500 ETF	158	7,931,284	434.93	06/18/2024	9,929
	SPDR S&P 500 ETF	158	7,931,284	455.19	07/17/2024	37,114
	SPDR S&P 500 ETF	158	7,931,284	439.63	08/21/2024	40,976
	SPDR S&P 500 ETF	158	7,931,284	438.63	09/18/2024	52,520
	SPDR S&P 500 ETF	158	7,931,284	430.20	10/16/2024	55,643
	SPDR S&P 500 ETF	158	7,931,284	449.67	11/20/2024	99,421
	SPDR S&P 500 ETF	158	7,931,284	468.25	12/18/2024	156,681
	SPDR S&P 500 ETF	158	7,931,284	472.28	01/15/2025	185,013
	TOTAL PUT OPTIONS PURCHASED					1,733,604
	(Cost: $3,198,504)

100.87%	TOTAL OPTIONS PURCHASED					95,934,256
	(Cost: $85,709,266)

104.37%	TOTAL INVESTMENTS
	(Cost: $89,035,011)					99,260,001
(4.37%)	Liabilities in excess of other assets					(4,149,776)
100.00%	NET ASSETS					$95,110,225

(A)Effective 7 day yield as of April 30, 2024

(B)All or a portion of the options purchased are held as collateral for the options written.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Vest US Large Cap 20% Buffer Strategies Fund
Schedule of Options WrittenApril 30, 2024 (unaudited)

(4.50%)	OPTIONS WRITTEN

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(4.08%)	CALL OPTIONS
	SPDR S&P 500 ETF	158	$(7,931,284)	$557.37	02/19/2025	$(173,345)
	SPDR S&P 500 ETF	158	(7,931,284)	582.72	03/19/2025	(94,850)
	SPDR S&P 500 ETF	158	(7,931,284)	560.42	04/16/2025	(180,111)
	SPDR S&P 500 ETF	158	(7,931,284)	463.19	05/15/2024	(630,803)
	SPDR S&P 500 ETF	158	(7,931,284)	497.88	08/21/2024	(348,508)
	SPDR S&P 500 ETF	158	(7,931,284)	494.16	09/18/2024	(440,666)
	SPDR S&P 500 ETF	158	(7,931,284)	496.06	10/16/2024	(457,213)
	SPDR S&P 500 ETF	158	(7,931,284)	507.37	11/20/2024	(407,628)
	SPDR S&P 500 ETF	158	(7,931,284)	522.47	12/18/2024	(320,023)
	SPDR S&P 500 ETF	158	(7,931,284)	524.23	01/15/2025	(338,923)
	SPDR S&P 500 ETF	158	(7,931,284)	487.77	06/18/2024	(350,053)
	SPDR S&P 500 ETF	158	(7,931,284)	513.91	07/17/2024	(138,605)
	TOTAL CALL OPTIONS WRITTEN					(3,880,728)
	(Premium received: $3,258,028)

(0.42%)	PUT OPTIONS
	SPDR S&P 500 ETF	158	(7,931,284)	397.77	02/19/2025	(67,668)
	SPDR S&P 500 ETF	158	(7,931,284)	416.38	03/19/2025	(96,690)
	SPDR S&P 500 ETF	158	(7,931,284)	400.44	04/16/2025	(85,588)
	SPDR S&P 500 ETF	158	(7,931,284)	332.18	05/15/2024	(90)
	SPDR S&P 500 ETF	158	(7,931,284)	347.94	06/18/2024	(2,470)
	SPDR S&P 500 ETF	158	(7,931,284)	364.15	07/17/2024	(6,040)
	SPDR S&P 500 ETF	158	(7,931,284)	351.70	08/21/2024	(8,750)
	SPDR S&P 500 ETF	158	(7,931,284)	350.90	09/18/2024	(11,864)
	SPDR S&P 500 ETF	158	(7,931,284)	344.16	10/16/2024	(14,321)
	SPDR S&P 500 ETF	158	(7,931,284)	359.74	11/20/2024	(23,732)
	SPDR S&P 500 ETF	158	(7,931,284)	374.60	12/18/2024	(35,855)
	SPDR S&P 500 ETF	158	(7,931,284)	377.82	01/15/2025	(43,758)
	TOTAL PUT OPTIONS WRITTEN					(396,826)
	(Premium received: $836,079)

(4.50%)	TOTAL OPTIONS WRITTEN					$(4,277,554)
	(Premium received: $4,094,107)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Vest US Large Cap 20% Buffer Strategies Fund
Schedule of Options Written - continuedApril 30, 2024 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Options Purchased	$95,934,256	$—	$95,934,256	$(4,277,554)	$—	$91,656,702

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Options Written	$(4,277,554)	$—	$(4,277,554)	$4,277,554	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

SEMI-ANNUAL REPORT

Vest S&P 500® Dividend Aristocrats Target Income Fund
Portfolio Composition as of April 30, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Industrials	23.71%
Materials	12.06%
Food & Staple Retailing	10.42%
Financials	10.25%
Health Care	10.25%
Household Products	7.65%
Consumer Discretionary	5.52%
Real Estate	4.56%
Utilities	4.55%
Beverages	2.99%
Energy	2.96%
Information Technology	2.84%
Consumer Staples	1.46%
Money Market Fund	0.46%
Total Investments	99.68%
Options Written:
Call Options	(0.15%	)
	(0.15%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of InvestmentsApril 30, 2024 (unaudited)

		Shares	Value
99.22%	COMMON STOCKS

2.99%	BEVERAGES
	Brown-Forman Corp. Class B	19,237	$920,490
	The Coca-Cola Co.(A)	15,668	967,812
			1,888,302

5.52%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	5,815	914,176
	Lowe’s Companies, Inc.(A)	3,168	722,272
	McDonald’s Corp.	3,431	936,800
	Target Corp.(A)	5,706	918,552
			3,491,800
1.46%	CONSUMER STAPLES
	Kenvue, Inc.(A)	49,050	923,121

2.96%	ENERGY
	Chevron Corp.(A)	5,834	940,849
	Exxon Mobil Corp.(A)	7,850	928,419
			1,869,268

10.25%	FINANCIALS
	Aflac, Inc.(A)	11,344	948,926
	Brown & Brown, Inc.	11,457	934,204
	Chubb, Ltd.	3,802	945,329
	Cincinnati Financial Corp.	7,863	909,670
	Franklin Resources, Inc.	37,509	856,706
	S&P 500 Global, Inc.(A)	2,299	955,993
	T Rowe Price Group, Inc.(A)	8,488	930,030
			6,480,858

10.42%	FOOD & STAPLE RETAILING
	Archer-Daniels-Midland Co.(A)	15,376	901,956
	Hormel Foods Corp.(A)	27,038	961,471
	McCormick & Co., Inc.(B)	12,665	963,300
	Sysco Corp.	12,345	917,480
	The JM Smucker Co.(A)	8,072	927,069
	The Procter & Gamble Co.(A)	5,883	960,106
	Walmart, Inc.(A)	16,079	954,289
			6,585,671

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedApril 30, 2024 (unaudited)

		Shares	Value
10.25%	HEALTH CARE
	Abbott Laboratories(A)	8,831	$935,821
	Abbvie, Inc.(A)	5,604	911,435
	Becton Dickinson & Co.	4,054	951,068
	Cardinal Health, Inc.(A)	9,191	947,041
	Johnson & Johnson(A)	6,353	918,580
	Medtronic plc(A)	11,688	937,845
	West Pharmaceutical Services, Inc.	2,435	870,464
			6,472,254

7.65%	HOUSEHOLD PRODUCTS
	Church & Dwight Co., Inc.	8,904	960,652
	Colgate-Palmolive Co.(A)	10,726	985,934
	Kimberly-Clark Corp.(A)	6,984	953,526
	PepsiCo, Inc.(A)	5,549	976,125
	The Clorox Co.(A)	6,509	962,486
			4,838,723

23.71%	INDUSTRIALS
	3M Co.(A)	10,216	985,946
	A O Smith Corp.	10,806	895,169
	Caterpillar, Inc.(A)	2,616	875,235
	CH Robinson Worldwide, Inc.	13,505	958,855
	Cintas Corp.	1,426	938,793
	Dover Corp.	5,515	988,840
	Emerson Electric Co.(A)	8,655	932,836
	Expeditors International of Washington, Inc.	8,403	935,338
	Fastenal Co.	14,073	956,120
	General Dynamics Corp.(A)	3,246	931,894
	Illinois Tool Works, Inc.	3,791	925,421
	Nordson Corp.	3,625	935,939
	Pentair plc	12,108	957,622
	Roper Technologies, Inc.	1,761	900,681
	Stanley Black & Decker, Inc.	10,471	957,049
	W.W. Grainger, Inc.	994	915,822
			14,991,560

2.84%	INFORMATION TECHNOLOGY
	Automatic Data Processing, Inc.(A)	3,849	931,035
	International Business Machines Corp.(A)	5,215	866,733
			1,797,768

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedApril 30, 2024 (unaudited)

		Shares	Value
12.06%	MATERIALS
	Air Products and Chemicals, Inc.	4,065	$960,722
	Albemarle Corp.(A)	8,319	1,000,859
	Amcor plc	105,802	945,870
	Ecolab, Inc.	4,325	978,099
	Linde plc	2,135	941,450
	Nucor Corp.(A)	5,440	916,803
	PPG Industries, Inc.(A)	7,284	939,636
	The Sherwin-Williams Co.	3,142	941,375
			7,624,814

4.56%	REAL ESTATE
	Essex Property Trust, Inc.(c)	3,924	966,285
	Federal Realty Investment Trust(c)	9,236	962,114
	Realty Income Corp.(c)	17,795	952,744
			2,881,143

4.55%	UTILITIES
	Atmos Energy Corp.	8,074	951,925
	Consolidated Edison, Inc.	10,234	966,090
	NextEra Energy, Inc.(A)	14,352	961,153
			2,879,168

99.22%	TOTAL COMMON STOCKS		62,724,450
	(Cost: $47,459,900)

0.46%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 5.15%(D)	290,418	290,418
	(Cost: $290,418)

99.68%	TOTAL INVESTMENTS
	(Cost: $47,750,318)		63,014,868
0.32%	Other assets, net of liabilities		202,445
100.00%	NET ASSETS		$63,217,313

(A)All or a portion of securities are held as collateral for options written. On April 30, 2024, the value of the securities held as collateral was $14,815,499.

(B)Non-voting shares

(C)Real Estate Investment Trust (“REIT”).

(D)Effective 7 day yield as of April 30, 2024

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options WrittenApril 30, 2024 (unaudited)

(0.15%)	OPTIONS WRITTEN(E)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	CALL OPTIONS
	3M Co.	26	$(250,926)	$90.00	05/03/2024	$(18,330)
	Abbott Laboratories	22	(233,134)	108.00	05/03/2024	(396)
	Abbvie, Inc.	15	(243,960)	160.00	05/03/2024	(4,755)
	Aflac, Inc.	28	(234,220)	84.00	05/03/2024	(4,340)
	Albemarle Corp.	20	(240,620)	117.00	05/03/2024	(12,060)
	Archer-Daniels-Midland Co.	39	(228,774)	60.00	05/03/2024	(897)
	Automatic Data Processing, Inc.	10	(241,890)	245.00	05/03/2024	(3,650)
	Cardinal Health, Inc.	23	(236,992)	103.00	05/03/2024	(4,439)
	Caterpillar, Inc.	7	(234,199)	342.50	05/03/2024	(980)
	Chevron Corp.	14	(225,778)	165.00	05/03/2024	(378)
	The Clorox Co.	16	(236,592)	147.00	05/03/2024	(6,720)
	The Coca-Cola Co.	38	(234,726)	62.00	05/03/2024	(950)
	Colgate-Palmolive Co.	26	(238,992)	91.00	05/03/2024	(1,898)
	Emerson Electric Co.	22	(237,116)	110.00	05/03/2024	(550)
	Exxon Mobil Corporation	20	(236,540)	119.00	05/03/2024	(1,420)
	General Dynamics Corp.	8	(229,672)	285.00	05/03/2024	(2,584)
	Hormel Foods Corp.	67	(238,252)	35.50	05/03/2024	(2,010)
	International Business Machines Corp.	14	(232,680)	167.50	05/03/2024	(1,484)
	Johnson & Johnson	16	(231,344)	146.00	05/03/2024	(672)
	Kenvue, Inc.	126	(237,132)	19.00	05/03/2024	(2,016)
	Kimberly-Clark Corp.	18	(245,754)	136.00	05/03/2024	(2,070)
	Linde plc	5	(220,480)	445.00	05/03/2024	(2,625)
	Lowe’s Companies, Inc.	10	(227,990)	230.00	05/03/2024	(1,460)
	McDonald’s Corp.	9	(245,736)	275.00	05/03/2024	(1,215)
	Medtronic plc	30	(240,720)	80.00	05/03/2024	(2,370)
	NextEra Energy, Inc.	36	(241,092)	66.00	05/03/2024	(4,716)
	Nucor Corp.	14	(235,942)	175.00	05/03/2024	(280)
	PepsiCo, Inc.	13	(228,683)	175.00	05/03/2024	(2,119)
	PPG Industries, Inc.	18	(232,200)	131.00	05/03/2024	(684)
	The Procter & Gamble Co.	15	(244,800)	162.50	05/03/2024	(1,995)
	S&P 500 Global, Inc.	6	(249,498)	417.50	05/03/2024	(2,040)
	Target Corp.	14	(225,372)	165.00	05/03/2024	(532)
	Walmart, Inc.	39	(231,465)	60.00	05/03/2024	(624)
(0.15%)	TOTAL CALL OPTIONS WRITTEN					(93,259)
	(Premium Received: $104,971)

(0.15%)	TOTAL OPTIONS WRITTEN					$(93,259)
	(Premium Received: $104,971)

(E)Non-income producing

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options Written - continuedApril 30, 2024 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written Options	$(93,259)	$—	$(93,259)	$93,259	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

SEMI-ANNUAL REPORT

Vest Bitcoin Strategy Managed Volatility Fund
Portfolio Composition as of April 30, 2024 (unaudited)

Consolidated Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	80.30%
Total Investments	80.30%
Futures unrealized depreciation	(3.44%)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Vest Bitcoin Strategy Managed Volatility Fund
Consolidated Schedule of InvestmentsApril 30, 2024 (unaudited)

		Shares	Value
80.30%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 5.18%(A)
	(Cost: $3,910,945)	3,910,945	$3,910,945

80.30%	TOTAL MONEY MARKET FUND		3,910,945
	(Cost: $3,910,945)

80.30%	TOTAL INVESTMENTS
	(Cost: $3,910,945)		3,910,945
19.70%	Other assets, net of liabilities		959,536
100.00%	NET ASSETS		$4,870,481

(A)Effective 7 day yield as of April 30, 2024.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS

	Number of Contracts	Descriptions	Expiration Date	Notional Value	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
	7	CME Bitcoin Future(B)	6/30/2024	$2,260,120	$2,092,475	$(167,645)

(3.44%)	TOTAL FUTURES CONTRACTS			$2,260,120	$2,092,475	$(167,645)

(B)All or a portion of this investment is a holding of the Vest Cayman Subsidiary I.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE VEST FAMILY OF FUNDS
Statements of Assets and LiabilitiesApril 30, 2024 (unaudited)

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
ASSETS
Investments at value(1) (Note 1)	$438,086,836	$99,260,001	$63,014,868	$3,910,945
Cash	25,910	5,393	3,554	746,857
Cash deposits with brokers	2,105	1,583	108,574	—
Receivable for securities sold	—	—	2,565,328	350,000
Receivable for capital stock sold	194,131	135,532	2,313	559,088
Dividends and interest receivable	20,156	12,969	77,409	17,142
Receivable from investment manager for expense limitation agreement	—	7,479	—	5,860
Prepaid expenses	125,819	46,900	63,938	20,781
TOTAL ASSETS	438,454,957	99,469,857	65,835,984	5,610,673

LIABILITIES
Unrealized depreciation of open futures contracts	—	—	—	167,645
Options written, at value(2) (Note 1)	10,059,507	4,277,554	93,259	—
Payable for capital stock redeemed	52,470	62,555	182	9,277
Payable for securities purchased	—	—	2,361,356	545,000
Accrued advisory fees	68,601	—	21,676	—
Accrued 12b-1 fees	572	2,460	100,054	691
Accrued administration, fund accounting, and transfer agent fees	65,351	6,716	10,300	4,661
Other accrued expenses	31,626	10,347	31,844	12,918
TOTAL LIABILITIES	10,278,127	4,359,632	2,618,671	740,192
NET ASSETS	$428,176,830	$95,110,225	$63,217,313	$4,870,481

Net Assets Consist of:
Paid-in-capital	$380,877,429	$87,260,239	$56,096,033	$3,752,769
Distributable earnings (accumulated deficit)	47,299,401	7,849,986	7,121,280	1,117,712
Net Assets	$428,176,830	$95,110,225	$63,217,313	$4,870,481

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities - continuedApril 30, 2024 (unaudited)

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$218,165,526	$83,193,834	$24,722,117	$1,375,091
Investor Class	22,230,381	8,508,162	3,400,015	2,811,101
Class A	4,458,625	523,965	3,373,772	—
Class C	6,066,136	2,641,266	2,325,287	—
Class Y	177,256,162	242,998	29,396,122	684,289
Total	$428,176,830	$95,110,225	$63,217,313	$4,870,481
Shares Outstanding
Institutional Class	12,036,875	11,439,262	1,990,115	69,872
Investor Class	1,243,867	1,206,087	274,538	139,083
Class A	249,184	76,860	271,934	—
Class C	354,318	408,984	188,519	—
Class Y	9,677,015	32,665	2,358,219	34,331
Total	23,561,259	13,163,858	5,083,325	243,286
Net Asset Value and Redemption Price Per Share
Institutional Class	$18.12	$7.27	$12.42	$19.68
Investor Class(3)	17.87	7.05	12.38	20.21
Class A(3)	17.89	6.82	12.41	—
Class C(3)	17.12	6.46	12.33	—
Class Y	18.32	7.44	12.47	19.93
Maximum Offering Price Per Share(4)
Class A	$18.98	$7.24	$13.17	$—

(1)Identified cost of:	$377,215,386	$89,035,011	$47,750,318	$3,910,945
(2)Premiums received of:	$13,383,653	$4,094,107	$104,971	$—

(3)May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

(4)Maximum offering price per share includes sales charge of 5.75%.

This page intentionally left blank.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE VEST FAMILY OF FUNDS
For the six months ended April 30, 2024 (unaudited)

THE VEST FAMILY OF FUNDS
Statements of Operations

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
INVESTMENT INCOME
Dividends	$140,355	$—	$805,127	$—
Interest	56,940	34,265	9,619	58,024
Total investment income	197,295	34,265	814,746	58,024

EXPENSES
Investment management fees (Note 2)	1,581,923	199,582	243,538	16,394
12b-1 fees (Note 2)
Investor Class	26,021	9,694	3,887	2,454
Class A	5,346	424	4,388	—
Class C	29,841	12,012	11,424	—
Recordkeeping and administrative services (Note 2)	183,969	20,299	27,681	1,266
Accounting fees (Note 2)	96,950	10,245	11,117	8,985
Custody fees	2,266	2,730	21,789	8,205
Transfer agent fees (Note 2)	22,101	3,786	4,658	2,422
Audit and tax fees	32,033	4,059	6,065	5,449
Legal fees	51,842	5,633	9,095	558
Filing and registration fees	64,936	29,847	28,573	13,487
Trustee fees	22,800	3,971	5,179	1,119
Compliance fees	22,749	2,509	3,431	28
Shareholder reports	39,052	6,545	8,179	2,397
Shareholder servicing
Institutional Class	112,961	30,374	7,081	235
Investor Class	24,721	5,816	3,340	2,454
Class A	3,208	1,400	1,474	—
Class C	4,476	1,802	191	—
Insurance	3,996	1,862	1,797	1,809
Interest expense	3,416	—	—	—
Other	15,191	5,537	13,671	3,627
Total expenses	2,349,798	358,127	416,558	70,889
Investment management fee waivers and reimbursed expenses (Note 2)	(400,392)	(83,476)	(124,124)	(52,496)
Net expenses	1,949,406	274,651	292,434	18,393
Net investment income (loss)	(1,752,111)	(240,386)	522,312	39,631

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	10,321,103 (1)	—	1,050,020	—
Net realized gain (loss) on options purchased	(4,566,770)	(1,098,717)	—	—
Net realized gain (loss) on futures contracts	—	—	—	1,374,598
Net realized gain (loss) on options written	4,687,968	(717,121)	1,112,527	—
Net realized gain (loss) on investments, options purchased and written, and futures contracts	10,442,301	(1,815,838)	2,162,547	1,374,598

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE VEST FAMILY OF FUNDS
For the six months ended April 30, 2024 (unaudited)

THE VEST FAMILY OF FUNDS
Statements of Operations - continued

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
Net change in unrealized appreciation (depreciation) of investments	—	—	4,772,006	—
Net change in unrealized appreciation (depreciation) on options purchased	58,462,880	8,061,607	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	(290,977)
Net change in unrealized appreciation (depreciation) on options written	(5,849,556)	(1,322,976)	172,552	—
Net change in unrealized appreciation (depreciation) on investments, options purchased and written, and futures contracts	52,613,324	6,738,631	4,944,558	(290,977)

Net realized and unrealized gain (loss)	63,055,625	4,922,793	7,107,105	1,083,621

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$61,303,514	$4,682,407	$7,629,417	$1,123,252

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

	Vest US Large Cap 10% Buffer Strategies Fund		Vest US Large Cap 20% Buffer Strategies Fund		Vest S&P 500® Dividend Aristocrats Target Income Fund		Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
	Six Months Ended April 30, 2024 (unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (unaudited)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$(1,752,111)	$(3,384,391)	$(240,386)	$(467,805)	$522,312	$1,080,140	$39,631	$17,176
Net realized gain (loss) on investments, options purchased and written and futures contracts^	10,442,301	16,692,433	(1,815,838)	450,390	2,162,547	4,847,308	1,374,598	164,491
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options purchased, options written and futures contracts	52,613,324	15,907,548	6,738,631	3,133,064	4,944,558	(6,201,401)	(290,977)	84,322
Increase (decrease) in net assets from operations	61,303,514	29,215,590	4,682,407	3,115,649	7,629,417	(273,953)	1,123,252	265,989

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—	—	—	—	(1,786,338)	(1,997,812)	(42,275)	—
Investor Class	—	—	—	—	(192,826)	(255,205)	(167,717)	—
Class A	—	—	—	—	(222,339)	(201,284)	—	—
Class C	—	—	—	—	(133,918)	(114,947)	—	—
Class Y	—	—	—	—	(1,833,778)	(1,486,376)	(58,209)	—
Decrease in net assets from distributions	—	—	—	—	(4,169,199)	(4,055,624)	(268,201)	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	36,414,778	89,240,226	53,541,820	93,074,424	2,310,437	4,176,805	1,802,725	279,215
Investor Class	1,662,906	4,312,796	1,269,546	3,677,484	663,024	844,018	3,808,436	1,057,945
Class A	328,893	734,410	310,710	166,557	219,424	217,028	—	—
Class C	296,250	1,004,500	378,999	1,775,408	110,803	36,500	—	—
Class Y	88,488,609	134,164,803	19,971	200,461	737,880	8,484,447	—	100,000
Distributions reinvested
Institutional Class	—	—	—	—	1,721,506	1,924,895	32,013	—
Investor Class	—	—	—	—	183,672	247,253	154,190	—
Class A	—	—	—	—	222,339	200,668	—	—
Class C	—	—	—	—	109,828	89,485	—	—
Class Y	—	—	—	—	1,833,777	1,486,376	58,209	—

THE VEST FAMILY OF FUNDS

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets - continued

THE VEST FAMILY OF FUNDS

	Vest US Large Cap 10% Buffer Strategies Fund		Vest US Large Cap 20% Buffer Strategies Fund		Vest S&P 500® Dividend Aristocrats Target Income Fund		Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
	Six Months Ended April 30, 2024 (unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (unaudited)	Year Ended October 31, 2023
Shares redeemed
Institutional Class(A)	(51,251,443)	(112,624,747)	(9,241,211)	(84,614,794)	(8,865,970)	(14,695,274)	(969,208)	(318,034)
Investor Class(B)	(700,974)	(7,594,194)	(300,651)	(820,885)	(462,883)	(3,305,751)	(2,362,696)	(685,802)
Class A(C)	(437,789)	(282,894)	(85,175)	(70,811)	(644,714)	(587,670)	—	—
Class C(D)	(491,092)	(859,335)	(45,553)	(201,904)	(102,741)	(376,395)	—	—
Class Y(E)	(99,280,393)	(109,269,239)	—	(173)	(370,104)	(588,073)	2,394	1,953
Increase (decrease) in net assets from capital stock transactions	(24,970,255)	(1,173,674)	45,848,456	13,185,767	(2,333,722)	(1,845,688)	2,526,063	435,277

NET ASSETS
Increase (decrease) during year	36,333,259	28,041,916	50,530,863	16,301,416	1,126,496	(6,175,265)	3,381,114	701,266
Beginning of year	391,843,571	363,801,655	44,579,362	28,277,946	62,090,817	68,266,082	1,489,367	788,101
End of year	$428,176,830	$391,843,571	$95,110,225	$44,579,362	$63,217,313	$62,090,817	$4,870,481	$1,489,367
(A)Includes redemption fees of:	$—	$—	$—	$—	$—	$—	$4,209	$2,097
(B)Includes redemption fees of:	$299	$140	$10	$1,638	$37	$102	$9,386	$4,349
(C)Includes redemption fees of:	$—	$—	$—	$—	$296	$—	$—	$—
(D)Includes redemption fees of:	$21	$—	$150	$—	$—	$—	$—	$—
(E)Includes redemption fees of:	$—	$—	$—	$—	$—	$—	$2,394	$1,953

^Includes realized gains (losses) as a result of in-kind redemptions (Note 3)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial Highlights

	Institutional Class
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,
		2023		2022	2021	2020		2019
Net asset value, beginning of period	$15.72	$14.58		$15.92	$13.31	$12.68		$11.60
Investment activities
Net investment income (loss)(1)	(0.08)	(0.14)		(0.12)	(0.14)	(0.09)		—	(2)
Net realized and unrealized gain (loss) on investments	2.48	1.28		(1.22)	2.75	0.85		1.08
Total from investment activities	2.40	1.14		(1.34)	2.61	0.76		1.08
Distributions
Net investment income	—	—		—	—	(0.09)		—
Net realized gain	—	—		—	—	(0.04)		—
Return of capital	—	—		—	— (2)	—		—
Total distributions	—	—		—	—	(0.13)		—
Paid-in capital from redemption fees	—	—		—	— (2)	—		—
Net asset value, end of period	$18.12	$15.72		$14.58	$15.92	$13.31		$12.68
Total Return(3)	15.27%	7.82%		(8.42%)	19.62%	6.03%		9.31%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.06%	1.07	%(5)	1.07%	1.05%	1.07	%(5)	1.28	%(5)
Expenses, net of waiver (Note 2)	0.95%	0.96	%(5)	0.95%	0.95%	0.96	%(5)	0.96	%(5)
Net investment income (loss)	(0.86%)	(0.90%)		(0.77%)	(0.91%)	(0.68%)		0.03%
Portfolio turnover rate(3)	22.59%	29.47%		92.18%	72.58%	120.89	%(6)	1.61%
Net assets, end of period (000’s)	$218,166	$202,254		$208,446	$175,601	$150,789		$64,605

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.06% and 0.95%, respectively for the year ended October 31, 2023; and 1.06% and 0.95%, respectively for the year ended October 31, 2020; 1.27% and 0.95%, respectively for the year ended October 31, 2019.

(6)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial Highlights

	Investor Class
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,

		2023		2022	2021	2020		2019
Net asset value, beginning of period	$15.52	$14.43		$15.80	$13.24	$12.58		$11.54
Investment activities
Net investment income (loss)(1)	(0.10)	(0.18)		(0.15)	(0.17)	(0.13)		(0.04)
Net realized and unrealized gain (loss) on investments	2.45	1.27		(1.22)	2.73	0.86		1.08
Total from investment activities	2.35	1.09		(1.37)	2.56	0.73		1.04
Distributions
Net investment income	—	—		—	—	(0.03)		—
Net realized gain	—	—		—	—	(0.04)		—
Total distributions	—	—		—	—	(0.07)		—
Paid-in capital from redemption fees(2)	—	—		—	—	—		—
Net asset value, end of period	$17.87	$15.52		$14.43	$15.80	$13.24		$12.58
Total Return(3)	15.14%	7.55%		(8.67%)	19.34%	5.85%		9.01%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.44%	1.40	%(5)	1.38%	1.37%	1.43	%(5)	1.71	%(5)
Expenses, net of waiver (Note 2)	1.20%	1.21	%(5)	1.20%	1.20%	1.21	%(5)	1.20	%(5)
Net investment income (loss)	(1.11%)	(1.15%)		(1.02%)	(1.15%)	(1.00%)		(0.31%)
Portfolio turnover rate(3)	22.59%	29.47%		92.18%	72.58%	120.89	%(6)	1.61%
Net assets, end of period (000’s)	$22,230	$18,466		$19,944	$20,015	$19,570		$5,510

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.39% and 1.20%, respectively for the year ended October 31, 2023; 1.42% and 1.20%, respectively for the year ended October 31, 2020; and 1.71% and 1.20%, respectively for the year ended October 31, 2019.

(6)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial Highlights

	Class A
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,
		2023		2022	2021	2020		2019
Net asset value, beginning of period	$15.54	$14.45		$15.82	$13.25	$12.63		$11.59
Investment activities
Net investment income (loss)(1)	(0.10)	(0.18)		(0.15)	(0.17)	(0.10)		(0.02)
Net realized and unrealized gain (loss) on investments	2.45	1.27		(1.22)	2.74	0.83		1.06
Total from investment activities	2.35	1.09		(1.37)	2.57	0.73		1.04
Distributions
Net investment income	—	—		—	—	(0.07)		—
Net realized gain	—	—		—	—	(0.04)		—
Total distributions	—	—		—	—	(0.11)		—
Net asset value, end of period	$17.89	$15.54		$14.45	$15.82	$13.25		$12.63
Total Return(2)	15.12%	7.54%		(8.66%)	19.40%	5.82%		8.97%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.36%	1.38	%(4)	1.34%	1.32%	1.23	%(4)	1.41	%(4)
Expenses, net of waiver (Note 2)	1.20%	1.21	%(4)	1.20%	1.20%	1.21	%(4)	1.21	%(4)
Net investment income (loss)	(1.11%)	(1.15%)		(1.01%)	(1.15%)	(0.78%)		(0.13%)
Portfolio turnover rate(2)	22.59%	29.47%		92.18%	72.58%	120.89	%(5)	1.61%
Net assets, end of period (000’s)	$4,459	$3,973		$3,261	$3,508	$2,727		$3,320

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.37% and 1.20% for the year ended October 31, 2023; 1.22% and 1.20%, respectively for the year ended October 31, 2020; and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

(5)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial Highlights

	Class C
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,

		2023		2022	2021	2020		2019
Net asset value, beginning of period	$14.92	$13.98		$15.42	$13.02	$12.44		$11.50
Investment activities
Net investment income (loss)(1)	(0.15)	(0.28)		(0.26)	(0.28)	(0.20)		(0.10)
Net realized and unrealized gain (loss) on investments	2.35	1.22		(1.18)	2.68	0.82		1.04
Total from investment activities	2.20	0.94		(1.44)	2.40	0.62		0.94
Distributions
Net investment income	—	—		—	—	—	(2)	—
Net realized gain	—	—		—	—	(0.04)		—
Total distributions	—	—		—	—	(0.04)		—
Paid-in capital from redemption fees	— (2)	—		—	—	—	(2)	—
Net asset value, end of period	$17.12	$14.92		$13.98	$15.42	$13.02		$12.44
Total Return(3)	14.75%	6.72%		(9.34%)	18.43%	5.06%		8.17%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	2.11%	2.13	%(5)	2.10%	2.05%	2.03	%(5)	2.16	%(5)
Expenses, net of waiver (Note 2)	1.95%	1.96	%(5)	1.95%	1.95%	1.96	%(5)	1.96	%(5)
Net investment income (loss)	(1.86%)	(1.90%)		(1.78%)	(1.91%)	(1.59%)		(0.84%)
Portfolio turnover rate(3)	22.59%	29.47%		92.18%	72.58%	120.89	%(6)	1.61%
Net assets, end of period (000’s)	$6,066	$5,462		$4,994	$3,897	$3,269		$2,910

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 2.12% and 1.95% for the year ended October 31, 2023; 2.02% and 1.95%, respectively for the year ended October 31, 2020; and 2.15% and 1.95%, respectively for the year ended October 31, 2019.

(6)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial Highlights

	Class Y
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,

		2023		2022	2021	2020		2019
Net asset value, beginning of period	$15.87	$14.68		$16.00	$13.36	$12.71		$11.60
Investment activities
Net investment income (loss)(1)	(0.05)	(0.10)		(0.08)	(0.10)	(0.05)		0.04
Net realized and unrealized gain (loss) on investments	2.50	1.29		(1.24)	2.77	0.84		1.07
Total from investment activities	2.45	1.19		(1.32)	2.67	0.79		1.11
Distributions
Net investment income	—	—		—	—	(0.10)		—
Net realized gain	—	—		—	—	(0.04)		—
Return of capital	—	—		—	(0.03)
Total distributions	—	—		—	(0.03)	(0.14)		—
Net asset value, end of period	$18.32	$15.87		$14.68	$16.00	$13.36		$12.71
Total Return(2)	15.44%	8.11%		(8.25%)	19.98%	6.30%		9.57%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.95%	0.99	%(4)	0.97%	0.96%	0.97	%(4)	1.14	%(4)
Expenses, net of waiver (Note 2)	0.70%	0.71	%(4)	0.70%	0.70%	0.71	%(4)	0.71	%(4)
Net investment income (loss)	(0.61%)	(0.68%)		(0.52%)	(0.66%)	(0.41%)		0.34%
Portfolio turnover rate(2)	22.59%	29.47%		92.18%	72.58%	120.89	%(5)	1.61%
Net assets, end of period (000’s)	$177,256	$161,689		$127,156	$127,852	$59,125		$29,532

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 0.98% and 0.70%, respectively for the year ended October 31, 2023; 0.96% and 0.70%, respectively for the year ended October 31, 2020; and 1.13% and 0.70%, respectively for the year ended October 31, 2019.

(5)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial Highlights

	Institutional Class
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,

		2023		2022	2021	2020		2019
Net asset value, beginning of period	$6.61	$6.19		$16.24	$12.89	$12.98		$12.00
Investment activities
Net investment income (loss)(1)	(0.03)	(0.06)		(0.06)	(0.14)	(0.01)		0.03
Net realized and unrealized gain (loss) on investments	0.69	0.48		(0.60)	3.49	0.86		1.57
Total from investment activities	0.66	0.42		(0.66)	3.35	0.85		1.60
Distributions
Net investment income	—	—		—	—	(0.06)		—
Net realized gain	—	—		(9.39)	—	(0.88)		(0.62)
Return of Capital	—	—		—	—	—	(2)	—
Total distributions	—	—		(9.39)	—	(0.94)		(0.62)
Paid-in capital from redemption fees	—	—		—	—	—		—	(2)
Net asset value, end of period	$7.27	$6.61		$6.19	$16.24	$12.89		$12.98
Total Return(3)	9.98%	6.79%		(5.41%)	25.99%	6.72%		14.71%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.26%	1.23	%(5)	1.43%	1.14%	1.17	%(5)	1.45	%(5)
Expenses, net of waiver (Note 2)	0.95%	0.96	%(5)	0.95%	0.95%	0.96	%(5)	0.96	%(5)
Net investment income (loss)	(0.82%)	(0.85%)		(0.90%)	(0.95%)	(0.09%)		0.26%
Portfolio turnover rate(3)	0.96%	159.93%		236.75%	11.15%	124.54	%(6)	15.91%
Net assets, end of period (000’s)	$83,194	$35,161		$23,963	$2,967	$5,718		$7,247

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.22% and 0.95%, respectively for the year ended October 31, 2023; 1.16% and 0.95%, respectively for the year ended October 31, 2020; and 1.44% and 0.95%, respectively for the year ended October 31, 2019.

(6)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial Highlights

	Investor Class
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,

		2023		2022	2021	2020		2019
Net asset value, beginning of period	$6.42	$6.02		$16.06	$12.79	$12.89		$11.94
Investment activities
Net investment income (loss)(1)	(0.04)	(0.07)		(0.12)	(0.18)	(0.07)		—	(2)
Net realized and unrealized gain (loss) on investments	0.67	0.47		(0.53)	3.45	0.88		1.57
Total from investment activities	0.63	0.40		(0.65)	3.27	0.81		1.57
Distributions
Net investment income	—	—		—	—	(0.03)		—
Net realized gain	—	—		(9.39)	—	(0.88)		(0.62)
Return of Capital	—	—		—	—	—	(2)	—
Total distributions	—	—		(9.39)	—	(0.91)		(0.62)
Paid-in capital from redemption fees(2)	—	—		—	—	—		—
Net asset value, end of period	$7.05	$6.42		$6.02	$16.06	$12.79		$12.89
Total Return(3)	9.81%	6.64%		(5.55%)	25.57%	6.46%		14.53%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.52%	1.69	%(5)	1.76%	1.39%	1.40	%(5)	1.69	%(5)
Expenses, net of waiver (Note 2)	1.20%	1.22	%(5)	1.20%	1.20%	1.21	%(5)	1.21	%(5)
Net investment income (loss)	(1.07%)	(1.10%)		(1.18%)	(1.20%)	(0.55%)		(0.03%)
Portfolio turnover rate(3)	0.96%	159.93%		236.75%	11.15%	124.54	%(6)	15.91%
Net assets, end of period (000’s)	$8,508	$6,843		$3,694	$78,220	$62,059		$33,492

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.67% and 1.20%, respectively for the year ended October 31, 2023; 1.39% and 1.20%, respectively for the year ended October 31, 2020; and 1.68% and 1.20%, respectively for the year ended October 31, 2019.

(6)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial Highlights

	Class A
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,

		2023		2022	2021	2020		2019
Net asset value, beginning of period	$6.20	$5.83		$15.87	$12.74	$12.87		$11.92
Investment activities
Net investment income (loss)(1)	(0.04)	(0.07)		(0.09)	(0.18)	(0.03)		0.02
Net realized and unrealized gain (loss) on investments	0.66	0.44		(0.56)	3.31	0.81		1.55
Total from investment activities	0.62	0.37		(0.65)	3.13	0.78		1.57
Distributions
Net investment income	—	—		—	—	(0.03)		—
Net realized gain	—	—		(9.39)	—	(0.88)		(0.62)
Return of Capital	—	—		—	—	—	(2)	—
Total distributions	—	—		(9.39)	—	(0.91)		(0.62)
Paid-in capital from redemption fees	—	—		—	—	—		—	(2)
Net asset value, end of period	$6.82	$6.20		$5.83	$15.87	$12.74		$12.87
Total Return(3)	10.00%	6.35%		(5.56%)	24.57%	6.23%		14.56%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	2.20%	1.89	%(5)	1.99%	1.24%	1.29	%(5)	1.41	%(5)
Expenses, net of waiver (Note 2)	1.20%	1.21	%(5)	1.20%	1.20%	1.21	%(5)	1.21	%(5)
Net investment income (loss)	(1.07%)	(1.10%)		(1.18%)	(1.20%)	(0.25%)		0.13%
Portfolio turnover rate(3)	0.96%	159.93%		236.75%	11.15%	124.54	%(6)	15.91%
Net assets, end of period (000’s)	$524	$271		$158	$200	$224		$375

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.88% and 1.20%, respectively for the year ended October 31, 2023; 1.28% and 1.20%, respectively for the year ended October 31, 2020; and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

(6)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial Highlights

	Class C
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,

		2023		2022	2021	2020		2019
Net asset value, beginning of period	$5.90	$5.58		$15.68	$12.58	$12.82		$11.97
Investment activities
Net investment income (loss)(1)	(0.06)	(0.11)		(0.10)	(0.29)	(0.06)		(0.05)
Net realized and unrealized gain (loss) on investments	0.62	0.43		(0.61)	3.39	0.70		1.52
Total from investment activities	0.56	0.32		(0.71)	3.10	0.64		1.47
Distributions
Net realized gain	—	—		(9.39)	—	(0.88)		(0.62)
Return of Capital	—	—		—	—	—	(2)	—
Total distributions	—	—		(9.39)	—	(0.88)		(0.62)
Paid-in capital from redemption fees	— (2)	—		— (2)	—	—		—
Net asset value, end of period	$6.46	$5.90		$5.58	$15.68	$12.58		$12.82
Total Return(3)	9.49%	5.73%		(6.38%)	24.64%	5.06%		13.62%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	2.27%	2.36	%(5)	2.36%	2.15%	2.20	%(5)	2.11%
Expenses, net of waiver (Note 2)	1.95%	1.97	%(5)	1.95%	1.95%	1.96	%(5)	1.95%
Net investment income (loss)	(1.83%)	(1.85%)		(1.87%)	(1.95%)	(0.50%)		(0.40%)
Portfolio turnover rate(3)	0.96%	159.93%		236.75%	11.15%	124.54	%(6)	15.91%
Net assets, end of period (000’s)	$2,641	$2,103		$461	$7	$1		$17

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Less than $0.005 per share.

(3) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.34% and 1.95%, respectively for the year ended October 31, 2023 and 2.19% and 1.95%, respectively for the year ended October 31, 2020.

(6)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial Highlights

	Class Y
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,

		2023		2022	2021	2020		2019
Net asset value, beginning of period	$6.75	$6.31		$16.34	$12.95	$13.02		$12.01
Investment activities
Net investment income (loss)(1)	(0.02)	(0.04)		(0.05)	(0.11)	0.01		0.06
Net realized and unrealized gain (loss) on investments	0.71	0.48		(0.59)	3.50	0.88		1.57
Total from investment activities	0.69	0.44		(0.64)	3.39	0.89		1.63
Distributions
Net investment income	—	—		—	—	(0.08)		—
Net realized gain	—	—		(9.39)	—	(0.88)		(0.62)
Total distributions	—	—		(9.39)	—	(0.96)		(0.62)
Net asset value, end of period	$7.44	$6.75		$6.31	$16.34	$12.95		$13.02
Total Return(2)	10.22%	6.97%		(5.23%)	26.18%	7.03%		14.97%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.13%	1.02	%(4)	1.38%	0.80%	0.73	%(4)	0.96	%(4)
Expenses, net of waiver (Note 2)	0.70%	0.72	%(4)	0.70%	0.70%	0.71	%(4)	0.71	%(4)
Net investment income (loss)	(0.58%)	(0.61%)		(0.68%)	(0.70%)	0.09%		0.47%
Portfolio turnover rate(2)	0.96%	159.93%		236.75%	11.15%	124.54	%(5)	15.91%
Net assets, end of period (000’s)	$243	$202		$2	$1	$202		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.00% and 0.70%, respectively for the year ended October 31, 2023; 0.72% and 0.70%, respectively for the year ended October 31, 2020; 0.95% and 0.70%, respectively for the year ended October 31, 2019.

(5)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial Highlights

	Institutional Class
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,

		2023		2022	2021		2020		2019
Net asset value, beginning of period	$11.78	$12.59		$13.88	$10.88		$11.47		$10.36
Investment activities
Net investment income (loss)(1)	0.10	0.19		0.18	0.20		0.18		0.17
Net realized and unrealized gain (loss) on investments	1.34	(0.27)		(0.82)	3.44		(0.28)		1.45
Total from investment activities	1.44	(0.08)		(0.64)	3.64		(0.10)		1.62
Distributions
Net investment income	(0.10)	(0.18)		(0.17)	(0.20)		(0.16)		(0.18)
Net realized gain	(0.70)	(0.55)		(0.48)	(0.44)		(0.30)		(0.33)
Return of Capital	—	—		—	—		(0.03)		—
Total distributions	(0.80)	(0.73)		(0.65)	(0.64)		(0.49)		(0.51)
Paid-in capital from redemption fees	—	—		—	—	(2)	—		—
Net asset value, end of period	$12.42	$11.78		$12.59	$13.88		$10.88		$11.47
Total Return(3)	12.39%	(1.01%)		(4.77%)	34.02%		(0.72%)		16.02%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.23%	1.25	%(5)	1.24%	1.21	%(5)	1.25	%(5)	1.40	%(5)
Expenses, net of waiver (Note 2)	0.95%	0.96	%(5)	0.95%	0.96	%(5)	0.96	%(5)	0.96	%(5)
Net investment income (loss)	1.57%	1.48%		1.36%	1.49%		1.67%		1.53%
Portfolio turnover rate(3)	272.91%	233.33%		128.88%	126.11%		169.87%		185.19%
Net assets, end of period (000’s)	$24,722	$27,976		$38,485	$41,892		$33,271		$50,376

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Less than $0.005 per share.

(3) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4) Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.24% and 0.95% for the year ended October 31, 2023; 1.20% and 0.95%, respectively for the year ended October 31, 2021; 1.24% and 0.95%, respectively for the year ended October 31, 2020; and 1.39% and 0.95%, respectively for the year ended October 31, 2019.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial Highlights

	Investor Class
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,

		2023		2022	2021		2020		2019
Net asset value, beginning of period	$11.74	$12.57		$13.86	$10.86		$11.45		$10.35
Investment activities
Net investment income (loss)(1)	0.08	0.16		0.15	0.16		0.16		0.14
Net realized and unrealized gain (loss) on investments	1.34	(0.28)		(0.82)	3.45		(0.29)		1.45
Total from investment activities	1.42	(0.12)		(0.67)	3.61		(0.13)		1.59
Distributions
Net investment income	(0.08)	(0.16)		(0.14)	(0.17)		(0.13)		(0.16)
Net realized gain	(0.70)	(0.55)		(0.48)	(0.44)		(0.30)		(0.33)
Return of Capital	—	—		—	—		(0.03)		—
Total distributions	(0.78)	(0.71)		(0.62)	(0.61)		(0.46)		(0.49)
Paid-in capital from redemption fees	— (2)	—	(2)	— (2)	—	(2)	—	(2)	—
Net asset value, end of period	$12.38	$11.74		$12.57	$13.86		$10.86		$11.45
Total Return(3)	12.27%	(1.33%)		(5.00%)	33.74%		(1.00%)		15.71%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.65%	1.64	%(5)	1.64%	1.60	%(5)	1.65	%(5)	1.81	%(5)
Expenses, net of waiver (Note 2)	1.20%	1.21	%(5)	1.20%	1.21	%(5)	1.21	%(5)	1.21	%(5)
Net investment income (loss)	1.30%	1.23%		1.11%	1.23%		1.44%		1.29%
Portfolio turnover rate(3)	272.91%	233.33%		128.88%	126.11%		169.87%		185.19%
Net assets, end of period (000’s)	$3,400	$2,860		$5,181	$5,519		$3,312		$3,676

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.63% and 1.20%, respectively for the year ended October 31, 2023; 1.59% and 1.20%, respectively for the year ended October 31, 2021; 1.64% and 1.20%, respectively for the year ended October 31, 2020; and 1.80% and 1.20%, respectively for the year ended October 31, 2019.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial Highlights

	Class A
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,

		2023		2022	2021		2020		2019
Net asset value, beginning of period	$11.77	$12.58		$13.87	$10.88		$11.46		$10.36
Investment activities
Net investment income (loss)(1)	0.08	0.16		0.15	0.16		0.16		0.14
Net realized and unrealized gain (loss) on investments	1.34	(0.28)		(0.82)	3.44		(0.28)		1.45
Total from investment activities	1.42	(0.12)		(0.67)	3.60		(0.12)		1.59
Distributions
Net investment income	(0.08)	(0.14)		(0.14)	(0.17)		(0.13)		(0.16)
Net realized gain	(0.70)	(0.55)		(0.48)	(0.44)		(0.30)		(0.33)
Return of Capital	—	—		—	—		(0.03)		—
Total distributions	(0.78)	(0.69)		(0.62)	(0.61)		(0.46)		(0.49)
Paid-in capital from redemption fees	— (2)	—		—	—		—	(2)	—
Net asset value, end of period	$12.41	$11.77		$12.58	$13.87		$10.88		$11.46
Total Return(3)	12.26%	(1.26%)		(4.99%)	33.60%		(0.91%)		15.74%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.52%	1.48	%(5)	1.47%	1.42	%(5)	1.48	%(5)	1.65	%(5)
Expenses, net of waiver (Note 2)	1.20%	1.21	%(5)	1.20%	1.21	%(5)	1.21	%(5)	1.21	%(5)
Net investment income (loss)	1.32%	1.22%		1.11%	1.26%		1.44%		1.28%
Portfolio turnover rate(3)	272.91%	233.33%		128.88%	126.11%		169.87%		185.19%
Net assets, end of period (000’s)	$3,374	$3,387		$3,783	$4,352		$4,274		$4,568

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.47% and 1.20% for the year ended October 31, 2023; 1.41% and 1.20%, respectively for the year ended October 31, 2021; 1.47% and 1.20%, respectively for the year ended October 31, 2020; and 1.64% and 1.20%, respectively for the year ended October 31, 2019.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial Highlights

	Class C
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,

		2023		2022	2021		2020		2019
Net asset value, beginning of period	$11.70	$12.52		$13.82	$10.83		$11.42		$10.34
Investment activities
Net investment income (loss)(1)	0.03	0.06		0.05	0.07		0.08		0.06
Net realized and unrealized gain (loss) on investments	1.33	(0.27)		(0.82)	3.43		(0.28)		1.43
Total from investment activities	1.36	(0.21)		(0.77)	3.50		(0.20)		1.49
Distributions
Net investment income	(0.03)	(0.06)		(0.05)	(0.07)		(0.07)		(0.08)
Net realized gain	(0.70)	(0.55)		(0.48)	(0.44)		(0.30)		(0.33)
Return of Capital	—	—		—	—		(0.02)		—
Total distributions	(0.73)	(0.61)		(0.53)	(0.51)		(0.39)		(0.41)
Net asset value, end of period	$12.33	$11.70		$12.52	$13.82		$10.83		$11.42
Total Return(2)	11.79%	(2.00%)		(5.74%)	32.75%		(1.70%)		14.71%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	2.20%	2.16	%(4)	2.15%	2.11	%(4)	2.17	%(4)	2.35	%(4)
Expenses, net of waiver (Note 2)	1.95%	1.96	%(4)	1.95%	1.96	%(4)	1.96	%(4)	1.96	%(4)
Net investment income (loss)	0.55%	0.47%		0.36%	0.51%		0.71%		0.54%
Portfolio turnover rate(2)	272.91%	233.33%		128.88%	126.11%		169.87%		185.19%
Net assets, end of period (000’s)	$2,325	$2,092		$2,487	$2,725		$2,469		$1,699

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 2.15% and 1.95%, respectively for the year ended October 31, 2023; 2.10% and 1.95%, respectively for the year ended October 31, 2021; 2.16% and 1.95%, respectively for the year ended October 31, 2020; and 2.34% and 1.95%, respectively for the year ended October 31, 2019.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial Highlights

	Class Y
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,

		2023	2022	2021		2020		2019
Net asset value, beginning of period	$11.82	$12.63	$13.91	$10.91		$11.48		$10.38
Investment activities
Net investment income (loss)(1)	0.11	0.22	0.21	0.23		0.21		0.19
Net realized and unrealized gain (loss) on investments	1.35	(0.28)	(0.81)	3.44		(0.27)		1.45
Total from investment activities	1.46	(0.06)	(0.60)	3.67		(0.06)		1.64
Distributions
Net investment income	(0.11)	(0.20)	(0.20)	(0.23)		(0.18)		(0.21)
Net realized gain	(0.70)	(0.55)	(0.48)	(0.44)		(0.30)		(0.33)
Return of Capital	—	—	—	—		(0.03)		—
Total distributions	(0.81)	(0.75)	(0.68)	(0.67)		(0.51)		(0.54)
Net asset value, end of period	$12.47	$11.82	$12.63	$13.91		$10.91		$11.48
Total Return(2)	12.55%	(0.78%)	(4.46%)	34.24%		(0.39%)		16.24%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.19%	1.15%	1.14%	1.11	%(4)	1.15	%(4)	1.34	%(4)
Expenses, net of waiver (Note 2)	0.70%	0.71%	0.70%	0.71	%(4)	0.71	%(4)	0.70	%(4)
Net investment income (loss)	1.80%	1.70%	1.61%	1.73%		1.94%		1.79%
Portfolio turnover rate(2)	272.91%	233.33%	128.88%	126.11%		169.87%		185.19%
Net assets, end of period (000’s)	$29,396	$25,777	$18,330	$19,917		$12,880		$12,940

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.14% and 0.70% for the year ended October 31, 2023; 1.10% and 0.70%, respectively for the year ended October 31, 2021; 1.14% and 0.70%, respectively for the year ended October 31, 2020; and 1.33% and 0.70%, respectively for the year ended October 31, 2019.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Institutional Class
	For the six months ended April 30, 2024 (unaudited)	Years ended October 31,			Period August 13, 2021* to October 31, 2021
		2023	2022
Net asset value, beginning of period	$13.96	$10.00	$24.58		$20.00
Investment activities
Net investment income (loss)(1)	0.24	0.21	(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments	7.35	3.67	(11.87)		4.65
Total from investment activities	7.59	3.88	(11.94)		4.58
Distributions
Net investment income	(1.98)	—	(2.64)		—
Total distributions	(1.98)	—	(2.64)		—
Paid-in capital from redemption fees	0.11	0.08	—		—
Net asset value, end of period	$19.68	$13.96	$10.00		$24.58
Total Return(2)	60.11%	39.60%	(53.08%)		22.90%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	4.01%	10.19%	9.61	%(4)	22.98	%(4)
Expenses, net of waiver (Note 2)	0.99%	0.99%	1.07	%(4)	1.65	%(4)
Net investment income (loss)	2.60%	1.18%	(0.52%)		(1.60%)
Portfolio turnover rate(2)	179.89%	413.89%	231.67%		0.00%
Net assets, end of period (000’s)	$1,375	$326	$300		$292

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.59% and 1.05%, respectively for the year ended October 31, 2022; and 22.78% and 1.45%, respectively for the period ended October 31, 2021.

*Inception date

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Investor Class
	For the six months ended April 30, 2024 (unaudited)	Years ended October 31,			Period August 13, 2021* to October 31, 2021
		2023	2022
Net asset value, beginning of period	$14.11	$10.11	$24.55		$20.00
Investment activities
Net investment income (loss)(1)	0.21	0.20	(0.10)		(0.09)
Net realized and unrealized gain (loss) on investments	7.63	3.68	(11.90)		4.64
Total from investment activities	7.84	3.88	(12.00)		4.55
Distributions
Net investment income	(1.83)	—	(2.56)		—
Total distributions	(1.83)	—	(2.56)		—
Paid-in capital from redemption fees	0.09	0.12	0.12		—
Net asset value, end of period	$20.21	$14.11	$10.11		$24.55
Total Return(2)	60.72%	39.56%	(52.75%)		22.75%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	4.51%	9.16%	9.70	%(4)	19.75	%(4)
Expenses, net of waiver (Note 2)	1.24%	1.24%	1.30	%(4)	1.90	%(4)
Net investment income (loss)	2.29%	1.72%	(0.75%)		(1.86%)
Portfolio turnover rate(2)	179.89%	413.89%	231.67%		0.00%
Net assets, end of period (000’s)	$2,811	$740	$256		$57

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.68% and 1.28%, respectively for the year ended October 31, 2022 and 19.55%; and 1.70%, respectively for the period ended October 31, 2021.

*Inception date

See Notes to Financial Statements

SEMI-ANNUAL REPORT

VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Class Y
	For the six months ended April 30, 2024 (unaudited)	Years ended October 31,			Period August 13, 2021* to October 31, 2021
		2023	2022
Net asset value, beginning of period	$13.95	$9.98	$24.56		$20.00
Investment activities
Net investment income (loss)(1)	0.23	0.21	(0.07)		(0.06)
Net realized and unrealized gain (loss) on investments	7.59	3.68	(11.83)		4.62
Total from investment activities	7.82	3.89	(11.90)		4.56
Distributions
Net investment income	(1.91)	—	(2.68)		—
Total distributions	(1.91)	—	(2.68)		—
Paid-in capital from redemption fees	0.07	0.08	—		—
Net asset value, end of period	$19.93	$13.95	$9.98		$24.56
Total Return(2)	61.35%	39.78%	(53.03%)		22.80%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	4.11%	10.51%	9.85	%(4)	21.74	%(4)
Expenses, net of waiver (Note 2)	0.89%	0.89%	0.96	%(4)	1.45	%(4)
Net investment income (loss)	2.61%	1.91%	(0.48%)		(1.40%)
Portfolio turnover rate(2)	179.89%	413.89%	231.67%		0.00%
Net assets, end of period (000’s)	$684	$424	$232		$491

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.83% and 0.94%, respectively for the year ended October 31, 2022; and 21.54% and 1.25%, respectively for the period ended October 31, 2021.

*Inception date

SEMI-ANNUAL REPORT

THE VEST FAMILY OF FUNDS
Notes to Financial StatementsApril 30, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Vest US Large Cap 10% Buffer Strategies Fund (“10% Buffer”), the Vest US Large Cap 20% Buffer Strategies Fund (“20% Buffer”), and the Vest Bitcoin Strategy Managed Volatility Fund (“Bitcoin”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Vest S&P 500® Dividend Aristocrats Target Income Fund (“Dividend Aristocrats”) is a diversified series of the Trust. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. 10% Buffer’s inception dates were August 23, 2016 for Institutional Class, December 7, 2016 for Investor Class and July 24, 2018 for Classes A, C, and Y. 20% Buffer’s inception dates were December 21, 2016 for Institutional Class, January 31, 2017 for Investor Class and Class A and July 24, 2018 for Classes C and Y. Dividend Aristocrat’s inception dates were September 11, 2017 for Institutional Class, Investor Class, Classes A and C and July 24, 2018 for Class Y. Bitcoin’s inception date was August 13, 2021 for Institutional Class, Investor Class and Class Y. Prior to February 28, 2022, 10% Buffer and 20% Buffer were known as Vest S&P 500® Buffer Strategy Fund and Vest S&P 500® Enhanced Growth Strategy Fund, respectively. On February 28, 2022, 10% Buffer changed its investment objective from tracking, before fees and expenses, the performance of the S&P 500® Buffer Protect Index Balanced Series to seeking to provide investors with capital appreciation. On February 28, 2022, 20% Buffer changed its investment objective from tracking, before fees and expenses, the performance of the S&P 500® Enhanced Growth Index Balanced Series to seek to provide investors with capital appreciation. The Funds’ Class R Shares commenced investment operations on June 1, 2024.

The investment objectives of the 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin Funds (collectively the “Funds”) are as follows:

Fund	Objective
10% Buffer	Capital appreciation.
20% Buffer	Capital appreciation.
Dividend Aristocrats	To track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”).
Bitcoin	To seek total return.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices or fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the Funds’ adviser under procedures set by the Board of Trustees (the

SEMI-ANNUAL REPORT

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2024 (unaudited)

“Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of each of the Fund’s assets to Vest Financial, LLCSM (the “Adviser”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Generally, trading in corporate bonds, US government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used by the will be approved by the Board and results will be monitored by the Valuation Designee to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements - continuedApril 30, 2024 (unaudited)

The following is a summary of the level of inputs used to value the Funds’ investments as of April 30, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
10% Buffer
Assets
Money Market Fund	$5,682,549	$—	$—	$5,682,549
Call Options Purchased	—	424,613,285	—	424,613,285
Put Options Purchased	—	7,791,002	—	7,791,002
	$5,682,549	$432,404,287	$—	$438,086,836

Liabilities
Call Options Written	$—	$(6,576,180)	$—	$(6,576,180)
Put Options Written	—	(3,483,327)	—	(3,483,327)
	$—	$(10,059,507)	$—	$(10,059,507)

20% Buffer
Assets
Money Market Fund	$3,325,745	$—	$—	$3,325,745
Call Options Purchased	—	94,200,652	—	94,200,652
Put Options Purchased	—	1,733,604	—	1,733,604
	$3,325,745	$95,934,256	$—	$99,260,001

Liabilities
Call Options Written	$—	$(3,880,728)	$—	$(3,880,728)
Put Options Written	—	(396,826)	—	(396,826)
	$—	$(4,277,554)	$—	$(4,277,554)

Dividend Aristocrats
Assets
Common Stocks	$63,014,868	$—	$—	$63,014,868
	$63,014,868	$—	$—	$63,014,868

Liabilities
Call Options Written	$(93,259)	$—	$—	$(93,259)
	$(93,259)	$—	$—	$(93,259)
Bitcoin
Money Market Fund	$3,910,945	$—	$—	$3,910,945
	$3,910,945	$—	$—	$3,910,945
Other Financial Instruments
Futures Contracts*	$(167,645)	$—	$—	$(167,645)
	$(167,645)	$—	$—	$(167,645)

*Other financial instruments are derivative instruments such as futures contracts and are valued at the unrealized appreciation (depreciation) of the instrument.

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Notes to Financial Statements - continuedApril 30, 2024 (unaudited)

Refer to each Fund’s Schedules of Investments for a listing of the securities by security type.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash Deposits with Brokers and Due to Broker

Cash deposits with brokers are held as collateral for options written. As of April 30, 2024, $2,105, $1,563, and $108,574 were the cash deposits with brokers for 10% Buffer, 20% Buffer, and Dividend Aristocrats respectively. There were no due to broker amounts for the Funds as of April 30, 2024.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended April 30, 2024, there were no such reclassifications. Vest Cayman Subsidiary I, as a wholly owned subsidiary of the Bitcoin Fund, is legally separate from the Bitcoin Fund and is treated as an independent company for taxation purposes.

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Notes to Financial Statements - continuedApril 30, 2024 (unaudited)

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The 10% Buffer, 20% Buffer and Dividend Aristocrats Funds currently offer Class A, Class C, Class Y, Investor Class and Institutional Class Shares. The Bitcoin Fund currently offers Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions on shares held for 30 days or less.

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. 10% Buffer and 20% Buffer use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Bitcoin Fund may invest in exchange-traded Bitcoin futures contracts (whether directly or through the Vest Subsidiary). Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the Bitcoin Fund’s futures contract positions at any time. The Funds are subject to the requirements of Rule 18f-4 under the 1940 Act and have adopted policies and procedures to manage risks concerning their use of derivatives. The following are the derivatives held by each fund on April 30, 2024:

Fund	Derivative	Value Asset Derivatives
10% Buffer	Options Purchased – Call	$424,613,285
	Options Purchased – Put	7,791,002
		$432,404,287	*

20% Buffer	Options Purchased – Call	$94,200,652
	Options Purchased – Put	1,733,604
		$95,934,256	*

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Notes to Financial Statements - continuedApril 30, 2024 (unaudited)

Fund	Derivative	Value Liability Derivatives
10% Buffer	Options Written – Call	$(6,576,180)
	Options Written – Put	(3,483,327)
		$(10,059,507	)**

20% Buffer	Options Written – Call	$(3,880,728)
	Options Written – Put	(396,826)
		$(4,277,554	)**

Dividend Aristocrats	Options Written – Call	$(93,259	)**

Bitcoin	Futures Contracts	$(167,645	)***

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Options written, at value.

***Statements of Assets and Liabilities location: Unrealized depreciation of futures contracts.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the 10% Buffer, 20% Buffer and Dividend Aristocrats Funds and commodity risk for the Bitcoin Fund for the six months ended April 30, 2024 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
10% Buffer	Options Purchased – Call	$9,459,622	$62,257,780
	Options Purchased – Put	(14,026,392)	(3,794,900)
		$(4,566,770)	$58,462,880

	Options Written – Call	$(3,189,393)	$(5,738,720)
	Options Written – Put	7,877,361	(110,836)
		$4,687,968	$(5,849,556)

20% Buffer	Options Purchased – Call	$116,059	$8,905,470
	Options Purchased – Put	(1,214,776)	(843,863)
		$(1,098,717)	$8,061,607

	Options Written – Call	$(1,138,301)	$(1,347,754)
	Options Written – Put	421,180	24,778
		$(717,121)	$(1,322,976)

Dividend Aristocrats	Options Written – Call	$1,112,527	$172,552

Bitcoin	Futures Contracts	$1,374,598	$(290,977)

*Statements of Operations location: Net realized gain (loss) on options purchased, options written, and futures contracts, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on options purchased, options written, and futures contracts, respectively.

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Notes to Financial Statements - continuedApril 30, 2024 (unaudited)

The following indicates the average monthly volume for the six months ended April 30, 2024 are as follows:

	Average monthly notional value of:
Fund	Derivative	Notional Value
10% Buffer	Options Purchased	$904,450,154
	Options Written	(919,305,084)

20% Buffer	Options Purchased	117,743,333
	Options Written	(116,651,468)

Dividend Aristocrats	Options Written	(8,145,052)

Bitcoin	Futures Contracts	1,934,860

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

10% Buffer and 20% Buffer use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

10% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 10% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

10% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large cap equity index (the “Index”),

SEMI-ANNUAL REPORT

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Notes to Financial Statements - continuedApril 30, 2024 (unaudited)

such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 10% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with 10% Buffer’s 80% Test, 10% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 10% Buffer will consider the market value of its FLEX Options positions.

20% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 20% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

20% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 20% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, 20% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® Index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 20% Buffer will consider the market value of its FLEX Options positions.

Dividend Aristocrats is designed with the primary goal of generating an annualized level of income that is approximately 10% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating limited capital appreciation based on the returns of the equity components of the S&P 500 Dividend Aristocrats Index. The Index investment strategy includes, (1) buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”) and (2) partially writing hypothetical weekly US exchange-traded covered call options on each of the stocks.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized

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Notes to Financial Statements - continuedApril 30, 2024 (unaudited)

capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Underlying Investment in Other Investment Companies

10% Buffer and 20% Buffer seek to achieve their investment objectives by investing a portion of their assets in an exchange traded fund (an “ETF”). The Funds may redeem their investments from the ETF at any time if the Adviser determines that it is in the best interest of the Funds, and their shareholders to do so. As of April 30, 2024, none of the Funds respective net assets were invested in an ETF.

Futures Contracts

Futures contracts are financial contracts, the value of which depends on, or is derived from an underlying reference asset. In the case of Bitcoin Futures, the underlying reference asset is Bitcoin. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained.

Consolidation of Subsidiary

The Bitcoin Fund may invest up to 25% of its total assets in its subsidiary, Vest Cayman Subsidiary I, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Bitcoin Fund include the accounts of the Vest Cayman Subsidiary I. All inter-company accounts and transactions have been eliminated in the consolidation for the Bitcoin Fund. The Vest Cayman Subsidiary I is advised by the Adviser and acts as an investment vehicle in order to effect certain investments consistent with the Bitcoin Fund’s investment objectives and policies specified in the Bitcoin Fund’s prospectus and statement of additional information. The Vest Cayman Subsidiary I will generally invest in derivatives, including futures, and other investments intended to serve as margin or collateral for futures positions. The inception date of the Vest Cayman Subsidiary I was August 13, 2021. As of April 30, 2024, net assets of the Bitcoin Fund were $4,870,481, of which $1,123,555, or approximately 23.07%, represented the Bitcoin Fund’s ownership of the shares of the Vest Cayman Subsidiary I.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services, and receives of monthly fee computed at an annual rate based on the daily net assets of each Fund. For Bitcoin Fund the rate is 1.00% and for the 10% Buffer, 20% Buffer and Dividend Aristocrats Fund the rate is computed in accordance with the following fee schedule:

Asset Breakpoint	Rate
$0-$249,999,999.99	0.75%
$250,000,000-$749,999,999.99	0.65%
$750,000,000-$1,499,999,999.99	0.60%
$1,500,000,000-$4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

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Notes to Financial Statements - continuedApril 30, 2024 (unaudited)

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of the 10% Buffer, 20% Buffer and Dividend Aristocrats and 0.99% of the average daily net assets of each class of Bitcoin, except for the Class Y Shares where the Adviser has agreed to limit the total expenses to 0.70% of the 10% Buffer, 20% Buffer, Dividend Aristocrats and 0.89% for Bitcoin. The Adviser may not terminate this expense limitation agreement prior to February 28, 2025 for 10% Buffer, 20% Buffer and Dividend Aristocrats and Bitcoin. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

For the six months ended April 30, 2024, the Adviser earned and waived advisory fees and pursuant to the expense limitation arrangements as described below:

Fund		Management Fees Earned	Management Fees Waived	Expenses Reimbursed
10% Buffer	0.71%	$1,581,923	$400,392	$—
20% Buffer	0.75%	199,582	83,476	—
Dividend Aristocrats	0.75%	243,538	124,124	—
Bitcoin	1.00%	16,394	16,394	36,102

The total amount of recoverable reimbursements as of April 30, 2024 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2024	2025	2026	2027	Total
10% Buffer	$442,883	$592,426	$717,305	$400,392	$2,153,006
20% Buffer	147,925	72,336	151,913	83,476	455,650
Dividend Aristocrats	193,606	239,970	250,039	124,124	807,739
Bitcoin	25,445	77,892	82,890	52,496	238,723

The Board has adopted a Distribution and Service Plan for the Funds’ Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

10% Buffer, 20% Buffer and Dividend Aristocrats have adopted a shareholder services plan with respect to their Investor Class, Institutional Class, Class A and Class C Shares. Under the shareholder services plan, 10% Buffer, 20% Buffer and Dividend Aristocrats may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. Bitcoin has adopted a shareholder services plan with respect to its Investor Class and Institutional Class pursuant to which Bitcoin may pay an authorized firm up to 0.25% on an annualized

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Notes to Financial Statements - continuedApril 30, 2024 (unaudited)

basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

For the six months ended April 30, 2024, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
10% Buffer	Institutional	Shareholder servicing	$112,961
10% Buffer	Investor	Shareholder servicing	24,721
10% Buffer	A	Shareholder servicing	3,208
10% Buffer	C	Shareholder servicing	4,476
10% Buffer	Investor	12b-1	26,021
10% Buffer	A	12b-1	5,346
10% Buffer	C	12b-1	29,841
20% Buffer	Institutional	Shareholder servicing	30,374
20% Buffer	Investor	Shareholder servicing	5,816
20% Buffer	A	Shareholder servicing	1,400
20% Buffer	C	Shareholder servicing	1,802
20% Buffer	Investor	12b-1	9,694
20% Buffer	A	12b-1	424
20% Buffer	C	12b-1	12,012
Dividend Aristocrats	Institutional	Shareholder servicing	7,081
Dividend Aristocrats	Investor	Shareholder servicing	3,340
Dividend Aristocrats	A	Shareholder servicing	1,474
Dividend Aristocrats	C	Shareholder servicing	191
Dividend Aristocrats	Investor	12b-1	3,887
Dividend Aristocrats	A	12b-1	4,388
Dividend Aristocrats	C	12b-1	11,424
Bitcoin	Institutional	Shareholder servicing	235
Bitcoin	Investor	Shareholder servicing	2,454
Bitcoin	Investor	12b-1	2,454

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Notes to Financial Statements - continuedApril 30, 2024 (unaudited)

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are accrued daily and paid monthly. For the six months ended April 30, 2024, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
10% Buffer	$183,969	$17,372	$71,541
20% Buffer	20,299	3,269	7,439
Dividend Aristocrats	27,681	3,961	11,117
Bitcoin	1,266	2,394	8,985

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding than short-term securities for the six months ended April 30, 2024, were as follows:

Fund	Purchases	Sales
10% Buffer	$98,071,849	$102,328,735
20% Buffer	47,220,998	1,104,111
Dividend Aristocrats	176,940,935	180,754,485
Bitcoin	1,580,000	1,690,000

For the six months ended April 30, 2024, in-kind transactions associated with redemptions for 10% Buffer were $40,699,550 and the related realized gains were $9,326,957.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions for the six months ended April 30, 2024 and year ended October 31, 2023 were as follows:

	Six months ended April 30, 2024
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$525,090	$268,201
Realized gains	—	—	3,644,109	—
	$—	$—	$4,169,199	$268,201

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Notes to Financial Statements - continuedApril 30, 2024 (unaudited)

	Year ended October 31, 2023
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$3,264,912	$—
Realized gains	—	—	790,712	—
	$—	$—	$4,055,624	$—

As of April 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Accumulated net investment income (accumulated deficits)	$(3,461,504)	$(629,949)	$(2,778)	$34,091
Accumulated net realized gain (loss)	(13,434,691)	(1,561,608)	(8,152,204)	1,083,621
Net unrealized appreciation (depreciation)	64,195,596	10,041,543	15,276,262	—
	$47,299,401	$7,849,986	$7,121,280	$1,117,712

Cost of investments for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
10% Buffer	$363,831,733	$80,226,291	$(16,030,695)	$64,195,596
20% Buffer	84,940,904	12,822,341	(2,780,798)	10,041,543
Dividend Aristocrats	47,645,341	16,021,411	(745,149)	15,276,262
Bitcoin	3,910,945	—	—	—

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

10% Buffer
	Six Months ended April 30, 2024
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	2,059,427	94,660	18,791	17,852	4,942,822
Shares reinvested	—	—	—	—	—
Shares redeemed	(2,890,609)	(40,821)	(25,352)	(29,585)	(5,457,326)
Net increase (decrease)	(831,182)	53,839	(6,561)	(11,733)	(514,504)

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Notes to Financial Statements - continuedApril 30, 2024 (unaudited)

10% Buffer
	Year ended October 31, 2023
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	5,772,669	285,719	48,841	67,277	8,420,175
Shares reinvested	—	—	—	—	—
Shares redeemed	(7,201,528)	(477,865)	(18,847)	(58,471)	(6,889,820)
Net increase (decrease)	(1,428,859)	(192,146)	29,994	8,806	1,530,355

20% Buffer
	Six Months ended April 30, 2024
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	7,424,588	183,484	46,157	59,690	2,739
Shares reinvested	—	—	—	—	—
Shares redeemed	(1,305,360)	(43,817)	(12,927)	(7,313)	—
Net increase (decrease)	6,119,228	139,667	33,230	52,377	2,739

20% Buffer
	Year ended October 31, 2023
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	14,692,111	584,675	28,197	308,937	29,701
Shares reinvested	—	—	—	—	—
Shares redeemed	(13,242,932)	(131,436)	(11,732)	(34,986)	(28)
Net increase (decrease)	1,449,179	453,239	16,465	273,951	29,673

Dividend Aristocrats
	Six Months ended April 30, 2024
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	193,539	53,304	17,377	8,844	58,871
Shares reinvested	139,029	14,855	17,958	8,932	147,345
Shares redeemed	(707,231)	(37,141)	(51,193)	(8,093)	(29,476)
Net increase (decrease)	(384,663)	31,018	(15,858)	(9,683)	176,740

Dividend Aristocrats
	Year ended October 31, 2023
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	323,354	65,824	16,852	2,804	659,228
Shares reinvested	149,918	19,243	15,655	7,017	115,604
Shares redeemed	(1,154,664)	(253,787)	(45,446)	(29,651)	(45,220)
Net increase (decrease)	(681,392)	(168,720)	(12,939)	(19,830)	729,612

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THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2024 (unaudited)

Bitcoin
	Six Months ended April 30, 2024
	Institutional Class	Investor Class	Class Y
Shares sold	105,166	212,275	—
Shares reinvested	2,190	10,265	3,933
Shares redeemed	(60,808)	(135,870)	—
Net increase (decrease)	46,548	86,670	3,933

Bitcoin
	Year ended October 31, 2023
	Institutional Class	Investor Class	Class Y
Shares sold	22,992	88,009	7,169
Shares reinvested	—	—	—
Shares redeemed	(29,663)	(60,953)	—
Net increase (decrease)	(6,671)	27,056	7,169

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2024, Dividend Aristocrats had 23.71% of the value of its net assets invested in securities within the Industrials sectors; Bitcoin had 80.30% of the value of its net assets in a money market fund.

NOTE 7 – PORTFOLIO TURNOVER RATE RISK

A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The Funds’ portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

NOTE 8 – BITCOIN RISK

The following risk are specifically attributable to making investments in Bitcoin. Each of these risks could adversely impact the value of an investment in the Fund.

•New Technology Adoption Risks. Investing in Bitcoin represents an investment in a new technological innovation with a limited history. The limited market trading history may limit the ability of the Adviser to assess opportunities and risks.

•Industry Uncertainty Risks. Bitcoin and the marketplace for Bitcoin is relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of Bitcoin, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Fund.

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Notes to Financial Statements - continuedApril 30, 2024 (unaudited)

•Bitcoin Volatility Risks. Bitcoin trading prices are volatile. As a result, Bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of Bitcoin. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Fund for any given period could be directionally different than the price direction of Bitcoin or Bitcoin Futures depending on allocation decisions made by the Adviser in its attempt to implement the Managed Volatilty Strategy.

•Regulatory Risks. While the Bitcoin and the trading platforms and infrastructure on which Bitcoin is traded is largely unregulated, both domestic and foreign regulators and governments have given significant attention to fraud and other manipulative acts that have occurred related to Bitcoin. To the extent that future regulatory actions or policies limit or restrict Bitcoin usage, Bitcoin trading or the ability to convert Bitcoin to government currencies, the demand for Bitcoin may be reduced, which may adversely affect an investment in the Fund. Moreover, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies.

•Excess Supply Risks.  Newly created Bitcoin are generated through a process referred to as “mining,” and such Bitcoin are referred to as “newly mined Bitcoin.” If entities engaged in Bitcoin mining choose not to hold the newly mined Bitcoin, and, instead, make them available for sale, this increase in the supply of such Bitcoin can create downward pressure on the price of Bitcoin. The supply of Bitcoin is constrained or formulated by its protocol, such that the number of newly minted Bitcoins is reduced over time until Bitcoin issuance halts completely with a total of 21 million Bitcoins in existence.

•Disruptions and Failures at Bitcoin. Bitcoin trading platforms operate websites on which users can trade Bitcoin for US dollars, other government currencies or other digital assets. Bitcoin trading platforms have a limited history with a record of disruptions. In many of these instances, the customers of such trading platforms were not compensated or made whole for the partial or complete losses of their funds held at the trading platforms. The potential for instability of Bitcoin trading platforms and the closure or temporary shutdown of trading platforms due to fraud, business failure, hackers, distributed denial of service attacks or malware, or government-mandated regulation may reduce confidence in Bitcoin, which may result in greater volatility in Bitcoin.

•Risks Associated with Demand for Specific Digital Assets. As the market for Bitcoin evolves, it is possible that a digital asset other than Bitcoin held by the Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for Bitcoin held by the Fund (and thus negatively impacting the value of the Fund). Bitcoin hold a “first-to-market” advantage over other digital assets. Despite the market first-mover advantage of Bitcoin, it is possible that other digital assets could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative digital assets that includes features not incorporated into Bitcoins held by the Fund. In such circumstances, the demand for the Bitcoin held by the Fund could be negatively impacted. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

•Competition from central bank digital currencies (“CBDCs”). Central banks have introduced digital forms of legal tender. China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research

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Notes to Financial Statements - continuedApril 30, 2024 (unaudited)

to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, bitcoin and other cryptocurrencies as a medium of exchange or store of value. Central banks and other governmental entities have also announced cooperative initiatives and consortia with private sector entities, with the goal of leveraging blockchain and other technology to reduce friction in cross-border and interbank payments and settlement, and commercial banks and other financial institutions have also recently announced a number of initiatives of their own to incorporate new technologies, including blockchain and similar technologies, into their payments and settlement activities, which could compete with, or reduce the demand for, Bitcoin. As a result of any of the foregoing factors, the value of Bitcoin could decrease, which could adversely affect an investment in the Fund.

•Risks from Decreased Incentives for Miners. Miners generate revenue from both newly created Bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in Bitcoin price, lower process power of the bitcoin network, and higher transaction costs. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of Bitcoin. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use Bitcoin. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

•Risks of Changes to Bitcoin Network. A small group of individuals can propose refinements or improvements to the Bitcoin Network’s source code through one or more software upgrades that alter the protocols and software that govern the Bitcoin network and the properties of Bitcoin, including the irreversibility of transactions and limitations on the mining of new Bitcoin. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the Bitcoin network (and the blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Bitcoin network running in parallel, but with each version’s Bitcoin (the asset) lacking interchangeability. It is possible, however, that a substantial number of Bitcoin users and miners could adopt an incompatible version of Bitcoin while resisting community-led efforts to merge the two chains. It is unclear how such actions will affect the long-term viability of Bitcoin and, accordingly, may adversely affect an investment in the Fund.

•Risks Associated with Intellectual Property Rights. Third parties may assert intellectual property claims relating to the holding and transfer of certain Bitcoin and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin network’s long-term viability or the ability of end-users to hold and transfer Bitcoin may adversely affect an investment in the Fund.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 855-505-8378 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 855-505-8378 or on the SEC’s website at https://www.sec.gov.

Advisory agreement

This annual report pertains only to the Cboe Vest US Large Cap 10% Buffer Strategies Fund, the Cboe Vest US Large Cap 20% Buffer Strategies Fund, the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, and the Cboe Vest Bitcoin Strategy Managed Volatility Fund; however, the disclosure below pertains to those funds and the Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund, the additional funds that are part of the Cboe Vest Family of Funds’ Investment Advisory Agreements approval.

At a meeting held on November 9, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investent Advisory Agreements (the “Cboe Advisory Agreements”) between Cboe Vest Financial LLC (“Cboe Vest”) and the Trust, on behalf of the “Cboe Vest Funds” which includes: Cboe Vest US Large Cap 10% Buffer Strategies Fund, Cboe Vest US Large Cap 20% Buffer Strategies Fund, the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, the Cboe Vest Bitcoin Strategy Managed Volatility Fund, the Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “Cboe Vest Funds,”), including the following material factors: (i) the nature, extent, and quality of the services provided by Cboe Vest; (ii) the investment performance of the Cboe Vest Funds; (iii) the costs of the services provided and profits realized by Cboe Vest from its relationship with the Cboe Vest Funds; (iv) the extent to which economies of scale would be realized if the Cboe Vest Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Cboe Vest Funds’ shareholders; and (v) Cboe Vest’s practices regarding possible conflicts of interest and benefits received by Cboe Vest. The Board reflected on its discussions regarding the Cboe Advisory Agreements with representatives from Cboe Vest earlier in the Meeting.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. In assessing these factors and reaching its decisions, the Board took into consideration information specifically provided by Cboe Vest during the approval process, including information presented to the Board during the Meeting, and other meetings of the Board. The Board also considered information regarding the expense limitation arrangements and the manner in which the Cboe Vest Funds are managed. The Board requested and was provided with information and reports relevant to the approval of the Cboe Advisory Agreements, including: (i) reports regarding the services provided to the Cboe Vest Funds and their shareholders; (ii) presentations by Cboe Vest management addressing the investment strategy, personnel, and operations utilized in managing the Cboe Vest Funds; (iii) disclosure information contained in the registration statement of the Trust, including the investment descriptions of the Cboe Vest Funds, and the Form ADV of Cboe Vest; (iv)  the investment performance of the Cboe Vest Funds; (v) periodic commentary on the reasons for the performance; (vi) compliance reports concerning the Cboe Vest Funds and Cboe Vest; and (vii) the

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Supplemental Information (unaudited) - continued

memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Cboe Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Cboe Vest, including financial information, a description of personnel and the services provided to the Cboe Vest Funds, information on investment advice, performance, summaries of expenses for the Cboe Vest Funds, its compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Cboe Vest Funds; and (iii) benefits to be realized by Cboe Vest from its relationship with the Trust and the Cboe Vest Funds. In deciding whether to approve the Cboe Advisory Agreements, the Trustees considered numerous factors, including:

1.Nature, Extent, and Quality of Services Provided by Cboe Vest

In this regard, the Board considered the responsibilities of Cboe Vest under the Cboe Advisory Agreements. The Board reviewed the services provided by Cboe Vest to the Cboe Vest Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with the Cboe Vest Funds’ investment objectives and limitations and the efforts of Cboe Vest to promote the Cboe Vest Funds and grow assets. The Board considered: Cboe Vest’s staffing, personnel, and methods of operating; the education and experience of its personnel; its compliance programs, policies and procedures; and its financial condition. The Board also considered the expense limitation agreement currently in place for the Cboe Vest Funds through February 29, 2024 with respect to the Cboe Vest US Large Cap 10% Buffer Strategies Fund, Cboe Vest US Large Cap 20% Buffer Strategies Fund, the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, and the Cboe Vest Bitcoin Strategy Managed Volatility Fund, and April 30, 2024 with respect to the Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund. After reviewing the foregoing and further information from Cboe Vest, the Board concluded that the nature, extent and quality of the services provided by Cboe Vest were satisfactory and adequate for the Cboe Vest Funds.

2.Investment Performance of the Cboe Vest Funds

The Board compared the performance of each Cboe Vest Fund to peer groups of other funds selected by Broadridge using Morningstar data as being comparable to each Fund in terms of investment style, share class characteristics and asset levels for each comparative fund. The Board noted that peers were selected by Broadridge from Morningstar’s options trading category for the Cboe US Large Cap 10% Buffer Strategies Fund (“Cboe 10% Buffer Strategies Fund”), the Cboe Vest US Large Cap 10% Buffer Strategies VI Fund (the “Cboe 10% Buffer Strategies VI Fund”), and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “Cboe 20% Buffer Strategies VI Fund”); from Morningstar’s derivative income category for the Cboe US Large Cap 20% Buffer Strategies Fund (Cboe 20% Buffer Strategies Fund”) and Cboe Vest S&P 500® Dividend Aristocrats Target Fund (“Cboe Dividend Aristocrats Fund”) and from Morningstar’s Digital Assets category for the Cboe Vest Bitcoin Strategy Managed Volatility Fund (“Cboe Bitcoin Fund”) (each, a “Peer Group”). In regard to the Cboe Dividend Aristocrats Fund, the Trustees considered that for the one-year period ended September 30, 2023, the Fund underperformed its benchmark index and medians of both its Peer Group and category. The Board noted that the Cboe Dividend Aristocrats Fund slightly underperformed as compared to the performance of its Peer Group and category median but outperformed its benchmark index for the three-year period ended September 30, 2023. The Cboe Dividend Aristocrats Fund however, outperformed its Peer Group, category median and benchmark index for the five-year period ended September 30, 2023. The Board also noted that the Fund was more volatile than its benchmark index for the one-, three- and five-year periods ended September 30, 2023. The Trustees also considered the performance of a fund managed by Cboe Vest with a similar investment objective to the Cboe Dividend Aristocrats Fund. The Trustees noted that the

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World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

Cboe Dividend Aristocrats Fund underperformed compared to the performance of this similar fund during the one-year period ended September 30, 2023. The Trustees considered the reasons for the difference in performance, which they deemed reasonable.

In regard to the Cboe 10% Buffer Strategies Fund, the Trustees considered that for the one-year period ended September 30, 2023, the Fund underperformed its benchmark index but outperformed its Peer Group and category medians. The Trustees noted that for the three- year period ended September 30, 2023, the Cboe 10% Buffer Strategies Fund underperformed its benchmark index and Peer Group median, while outperforming its category median during this period. During the five-year period ended September 30, 2023, the Cboe 10% Buffer Strategies Fund outperformed its category median and Peer Group median, while underperforming its benchmark index during the period. The Board also considered that for the one-, three- and five-year periods, the Cboe 10% Buffer Strategies Fund was less volatile than its benchmark index. The Trustees considered the performance of a fund managed by Cboe Vest with a similar investment objective to the Cboe 10% Buffer Strategies Fund. During the one-year period ended September 30, 2023, the Trustees noted that the Cboe 10% Buffer Strategies Fund underperformed compared to the performance of the similar fund and the Trustees considered the reasons for the difference in performance, which they deemed reasonable.

In regard to the Cboe 20% Buffer Strategies Fund, the Trustees considered that for the one-year and three-year periods ended September 30, 2023, the Fund underperformed its Peer Group and category medians and its benchmark index. The Trustees further considered that, for the five-year period ended September 30, 2023, the Cboe 20% Buffer Strategies Fund outperformed its Peer Group and category medians, while it underperformed its benchmark index. The Cboe 20% Buffer Strategies Fund was less volatile than its benchmark index during these one-year, three-year and five-year periods ended September 30, 2023.

In regard to the Cboe Bitcoin Fund, the Trustees considered that for the one-year period ended September 30, 2023, the Cboe Bitcoin Fund’s performance was in line with its category median and outperformed its Peer Group median. The Cboe Bitcoin Fund underperformed its benchmark index during this one-year period and was more volatile than its benchmark index. The Trustees noted that the number of funds in the Digital Assets category is limited and the Peer Group, including the Cboe Bitcoin Fund, consisted of two funds.

In regard to the Cboe 10% Buffer Strategies VI Fund, the Trustees considered that for the one-year period ended September 30, 2023, the Fund outperformed its category median but underperformed its Peer Group median. The Trustees compared the Fund’s volatility during the year versus its Peer Group and category medians, noting that the Fund was more volatile than its Peer Group but less volatile than its category.

Further, with respect to the Cboe 20% Buffer Strategies VI Fund, the Trustees considered that for the one-year period ended September 30, 2023, the Fund underperformed its Peer Group and category medians. The Trustees compared the Fund’s volatility during the year versus its Peer Group and category medians, noting that the Fund was less volatile than both its Peer Group and category.

Based on the foregoing, the Board concluded that the investment performance of each Cboe Vest Fund was satisfactory.

3.Costs of Services Provided and Profits Realized by Cboe Vest from the Relationship with the Cboe Vest Funds

In this regard, the Board considered Cboe Vest’s staffing, personnel, and methods of operating; the financial condition of Cboe Vest and the level of commitment to the Cboe Vest Funds by Cboe Vest’s principals and its parent company; the benefits for Cboe Vest in managing the Cboe Vest Funds; the overall expenses of the Cboe Vest Funds; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Cboe Vest regarding its profits associated with managing the Cboe Vest Funds. The Board compared the fees and expenses of

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Supplemental Information (unaudited) - continued

the Cboe Vest Funds (including the advisory fee) to those of their Peer Groups consisting of other funds comparable to them in terms of investment style, share class characteristics and asset levels for each comparative fund.

The Board noted that with respect to the Cboe Dividend Aristocrats Fund, the Fund’s net advisory fee was lower than the category and Peer Group medians, while the Fund’s net expense ratio was slightly lower than its Peer Group median and equal to its category median. With respect to the Cboe 10% Buffer Strategies Fund, the Board noted that the Fund’s net advisory fee and net expense ratio was lower than the category and Peer Group medians. With respect to the Cboe 20% Buffer Strategies Fund, the Board noted that the Fund’s net advisory fee was higher than that of its category median and equal to its Peer Group median, while the Fund’s net expense ratio was lower than its Peer Group median and category median. Further, the Board noted that with respect to the Cboe Bitcoin Fund, the Fund’s net advisory fee and net expense ratio were lower than the Peer Group median and equal to the category median.

The Board observed that the gross advisory fee for the Cboe 10% Buffer Strategies VI Fund and the Cboe 20% Buffer Strategies VI Fund is the highest among their Morningstar Peer Group funds. However, the Board then considered a comparison of the net advisory fee and net expense ratio of the Cboe 10% Buffer Strategies VI Fund and the Cboe 20% Buffer Strategies VI Fund. The Board noted that with respect to each such Fund, the net advisory fee was lower than the Peer Group median and category median, although each Fund’s net expense ratio was higher than the Fund’s Peer Group median and category median.

The Board considered the expense limitation arrangements in place for each of the Cboe Vest Funds through February 29, 2024 with respect to the Cboe Vest US Large Cap 10% Buffer Strategies Fund, Cboe Vest US Large Cap 20% Buffer Strategies Fund, the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, and the Cboe Vest Bitcoin Strategy Managed Volatility Fund, and April 30, 2024 with respect to the Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund. The Board considered the fees of the Cboe Dividend Aristocrats Fund and the Cboe 10% Buffer Strategies Fund under the Cboe Advisory Agreement relative to the similar funds managed by Cboe Vest, and the reasons for the differences in fees. The Trustees determined that the differences were reasonable under the circumstances. The Board considered the profitability of Cboe Vest in managing the Cboe Vest Funds. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the profitability of and the fees paid to Cboe Vest under the Cboe Advisory Agreements were fair and reasonable.

4.Extent to Which Economies of Scale Would be Realized as the Cboe Vest Funds Grow and Whether Advisory Fee Levels Reflect these Economies of Scale for the Benefit of the Cboe Vest Funds’ Investors

In this regard, the Board considered the Cboe Vest Funds’ fee arrangements with Cboe Vest, including the economies of scale to be experienced by shareholders as assets increase due to the breakpoints in place with respect to each of the Cboe Vest Funds’ advisory fees, except the Cboe Bitcoin Fund, the Cboe 10% Buffer Strategies VI Fund and the Cboe 20% Buffer Strategies VI Fund each of which pay the same advisory fee rate at all asset levels. The Trustees also noted that the Cboe Vest Funds would benefit from economies of scale under its agreements with some of its service providers other than Cboe Vest. The Board also considered the expense caps in place for the Cboe Vest Funds through February 29, 2024 with respect to the Cboe Vest US Large Cap 10% Buffer Strategies Fund, Cboe Vest US Large Cap 20% Buffer Strategies Fund, the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, and the Cboe Vest Bitcoin Strategy Managed Volatility Fund, and April 30, 2024 with respect to the Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund, from which shareholders will immediately benefit. Following further discussion of the Cboe Vest Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Cboe Vest Funds’ fee

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

arrangements with Cboe Vest were fair and reasonable in relation to the nature, extent and quality of the services provided by Cboe Vest and that the expense limitation arrangements provided potential savings or protection for the benefit of the Cboe Vest Funds’ shareholders.

5.Possible Conflicts of Interest and Other Benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Cboe Vest Funds; the basis of decisions to buy or sell securities for the Cboe Vest Funds; the method for allocating portfolio securities transactions for clients; the substance and administration of Cboe Vest’s Code of Ethics and other relevant policies described in Cboe Vest’s Form ADV. It was noted that Cboe Vest does not currently enter into “soft dollar” arrangements and does not participate in any commission recapture programs. Following further consideration and discussion, the Board indicated that Cboe Vest’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by Cboe Vest from managing the Cboe Vest Funds were satisfactory.

The Board did not identify any particular information that was most relevant to its consideration to approve the Cboe Vest Advisory Agreements and each Trustee may have afforded different weight to the various factors. After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Cboe Vest Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the renewal of the Cboe Vest Advisory Agreement for another one-year period.

SEMI-ANNUAL REPORT

THE VEST FAMILY OF FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Vest Family of Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the year, November 1, 2023, and held for the six months ended April 30, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratio	Expenses Paid During Period Ended 4/30/24*
10% Buffer
Institutional Class Actual	$1,000.00	$1,075.92	0.95%	$4.90
Institutional Class Hypothetical**	$1,000.00	$1,020.14	0.95%	$4.77
Investor Class Actual	$1,000.00	$1,075.30	1.20%	$6.19
Investor Class Hypothetical**	$1,000.00	$1,018.90	1.20%	$6.02
Class A Actual	$1,000.00	$1,075.20	1.20%	$6.19
Class A Hypothetical**	$1,000.00	$1,018.90	1.20%	$6.02
Class C Actual	$1,000.00	$1,073.32	1.95%	$10.05
Class C Hypothetical**	$1,000.00	$1,015.17	1.95%	$9.77
Class Y Actual	$1,000.00	$1,076.77	0.70%	$3.61
Class Y Hypothetical**	$1,000.00	$1,021.38	0.70%	$3.52

SEMI-ANNUAL REPORT

THE VEST FAMILY OF FUNDS
Fund Expenses (unaudited) - continued

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratio	Expenses Paid During Period Ended 4/30/24*
20% Buffer
Institutional Class Actual	$1,000.00	$1,049.65	0.95%	$4.84
Institutional Class Hypothetical**	$1,000.00	$1,020.14	0.95%	$4.77
Investor Class Actual	$1,000.00	$1,048.80	1.20%	$6.11
Investor Class Hypothetical**	$1,000.00	$1,018.90	1.20%	$6.02
Class A Actual	$1,000.00	$1,049.73	1.20%	$6.12
Class A Hypothetical**	$1,000.00	$1,018.90	1.20%	$6.02
Class C Actual	$1,000.00	$1,047.20	1.95%	$9.93
Class C Hypothetical**	$1,000.00	$1,015.17	1.95%	$9.77
Class Y Actual	$1,000.00	$1,050.83	0.70%	$3.57
Class Y Hypothetical**	$1,000.00	$1,021.44	0.70%	$3.53

Dividend Aristocrats
Institutional Class Actual	$1,000.00	$1,061.62	0.95%	$4.87
Institutional Class Hypothetical**	$1,000.00	$1,010.14	0.95%	$4.77
Investor Class Actual	$1,000.00	$1,061.02	1.20%	$6.15
Investor Class Hypothetical**	$1,000.00	$1,018.90	1.20%	$6.02
Class A Actual	$1,000.00	$1,060.97	1.20%	$6.15
Class A Hypothetical**	$1,000.00	$1,018.90	1.20%	$6.02
Class C Actual	$1,000.00	$1,058.64	1.95%	$9.98
Class C Hypothetical**	$1,000.00	$1,015.17	1.95%	$9.77
Class Y Actual	$1,000.00	$1,062.43	0.70%	$3.59
Class Y Hypothetical**	$1,000.00	$1,021.38	0.70%	$3.52

Bitcoin
Institutional Class Actual	$1,000.00	$1,298.89	0.99%	$5.66
Institutional Class Hypothetical**	$1,000.00	$1,019.94	0.99%	$4.97
Investor Class Actual	$1,000.00	$1,301.94	1.24%	$7.10
Investor Class Hypothetical**	$1,000.00	$1,018.70	1.24%	$6.22
Class Y Actual	$1,000.00	$1,305.09	0.89%	$5.10
Class Y Hypothetical**	$1,000.00	$1,020.44	0.89%	$4.47

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal period divided by 366 days in the current year.

**5% return before expenses.

SEMI-ANNUAL REPORT

THE VEST FAMILY OF FUNDS
Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

Investment Adviser:

Vest℠ Financial, LLC
8350 Broad Street, Suite 240
McLean, Virginia 22102-5150

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
800-673-0550

ITEM 1.(b). Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4)	Change in registrant’s independent public accountant: Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 5, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 5, 2024

* Print the name and title of each signing officer under his or her signature.